Filed electronically with the Securities and Exchange Commission on October 23, 1998

                                                            File No. 33-5724
                                                            File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.
                                              ----------

                  Post-Effective Amendment No.     35
                                              ----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    38
                                ---------

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY     10154
                       -----------------------------     -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                    immediately upon filing pursuant to paragraph (b)
          -----

           X        on November 1, 1998 pursuant to paragraph (b)
          -----

                    60 days after filing pursuant to paragraph (a)(1)
          -----

                    on                       pursuant to paragraph (a)(1)
                       ---------------------
          -----

                    75 days after filing pursuant to paragraph (a)(2)
          -----

                    on                       pursuant to paragraph (a)(2) of
                       ---------------------
          -----     Rule 485

If appropriate, check the following:

          ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         GLOBAL/INTERNATIONAL FUND, INC.
                               SCUDDER GLOBAL FUND
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

      Item No.       Item Caption                     Prospectus Caption
      --------       ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       RISKS OF GLOBAL INVESTING
                                                      WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser and Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                     Securities                       DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 1

                               SCUDDER GLOBAL FUND
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS


       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES AND EXCHANGES
                    Pricing of Securities Being        REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                            Cross Reference - Page 2

                         GLOBAL/INTERNATIONAL FUND, INC.
                         SCUDDER INTERNATIONAL BOND FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       INTERNATIONAL BOND INVESTING
                                                      WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      INVESTMENTS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser and Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          SHAREHOLDER BENEFITS--Dividend reinvestment plan
                     Securities                       DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE



                            Cross Reference - Page 3

                         SCUDDER INTERNATIONAL BOND FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies

       14.          Management of the Fund             DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                         GLOBAL/INTERNATIONAL FUND, INC.
                            SCUDDER GLOBAL BOND FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      INVESTMENTS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                            Cross Reference - Page 5

                         GLOBAL/INTERNATIONAL FUND, INC.
                            SCUDDER GLOBAL BOND FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 6

                         GLOBAL/INTERNATIONAL FUND, INC.
                          SCUDDER GLOBAL DISCOVERY FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      SHAREHOLDER BENEFITS--SAIL(TM) - Scudder Automated Information
                                                           Line, Dividend Reinvestment Plan, T.D.D. service for the
                                                           hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                            Cross Reference - Page 7

                         GLOBAL/INTERNATIONAL FUND, INC.
                          SCUDDER GLOBAL DISCOVERY FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--
                                                            Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                            Cross Reference - Page 8

                         GLOBAL/INTERNATIONAL FUND, INC.
                      SCUDDER EMERGING MARKETS INCOME FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      SPECIAL RISK CONSIDERATIONS
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      INTERNATIONAL INVESTMENT EXPERIENCE
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion          NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      SHAREHOLDER BENEFITS--Toll-Free Telephone Service and
                                                           Information, Dividend reinvestment plan
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 9

                         GLOBAL/INTERNATIONAL FUND, INC.
                      SCUDDER EMERGING MARKETS INCOME FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 10

This prospectus sets forth concisely the information about Scudder Global Fund, a diversified series of Global/International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a combined Statement of Additional Information dated November 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.

NOT FDIC-           MAY LOSE VALUE
INSURED             NO BANK GUARANTEE

[LOGO]

Scudder
Global
Fund

Prospectus
November 1, 1998


A pure no-load(TM) (no sales charges) mutual fund series which seeks long-term growth of capital from global investment.

Expense information

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Global Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                 NONE
     Commissions to reinvest dividends                                 NONE
     Redemption fees                                                   NONE*
     Fees to exchange shares                                           NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1998.


     Investment management fee                                        0.94%
     12b-1 fees                                                       NONE
     Other expenses                                                   0.40%
                                                                      -----
     Total Fund operating expenses                                    1.34%
                                                                      =====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


             1 Year              3 Years            5 Years            10 Years
             ------              -------            -------            --------
               $14                 $42                $73                $161


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                  Years Ended June 30,

                             1998(a)    1997(a)     1996        1995      1994(a)    1993
----------------------------------------------------------------------------------------------
Net asset value,
  beginning                 ------------------------------------------------------------------
  of period .............    $33.67     $28.73      $25.64     $23.93     $21.63     $19.56
Income from investment      ------------------------------------------------------------------
  operations:
Net investment income ...       .38        .17         .24        .25        .23        .15
Net realized and
  unrealized gain (loss)
  on investments ........      3.82       6.58        3.94       1.91       2.57       2.42
Total from investment       ------------------------------------------------------------------
  operations ............      4.20       6.75        4.18       2.16       2.80       2.57
                            ------------------------------------------------------------------
Less distributions from:
Net investment income ...      (.88)      (.28)       (.25)      (.11)      (.24)      (.16)
Net realized gains from
  investment
  transactions ..........     (4.58)     (1.53)       (.84)      (.34)      (.26)      (.34)
                            ------------------------------------------------------------------
Total distributions .....     (5.46)     (1.81)      (1.09)      (.45)      (.50)      (.50)
                            ------------------------------------------------------------------
Net asset value, end of     ------------------------------------------------------------------
  period ................    $32.41     $33.67      $28.73     $25.64     $23.93     $21.63
----------------------------------------------------------------------------------------------
Total Return (%) ........     14.93      24.91       16.65       9.11      12.99      13.45
Ratios and Supplemental
  Data
Net assets, end of period
  ($ millions) ..........     1,766      1,604       1,368      1,168      1,096        577
Ratio of operating
  expenses to average
  daily net assets (%) ..      1.34       1.37        1.34       1.38       1.45       1.48
Ratio of net investment
  income to average daily
  net assets (%) ........      1.19        .59         .84       1.03        .97        .90
Portfolio turnover
  rate (%) ..............      51.3       40.5        29.1       44.4       59.7       64.9
Average commission rate
  paid (c) ..............    $.0077(d)  $.0007      $.0272         --         --         --


                            1992       1991       1990       1989
------------------------------------------------------------------
Net asset value,
  beginning                ---------------------------------------
  of period .............   $18.06     $20.36     $17.64    $14.47
Income from investment     ---------------------------------------
  operations:
Net investment income ...      .19        .40        .19       .19
Net realized and
  unrealized gain (loss)
  on investments ........     2.28      (1.50)      3.28      3.20
Total from investment      ---------------------------------------
  operations ............     2.47      (1.10)      3.47      3.39
Less distributions from:   ---------------------------------------
Net investment income ...     (.31)      (.37)      (.20)     (.14
Net realized gains from
  investment
  transactions ..........     (.66)      (.83)      (.55)     (.08
                           ---------------------------------------
Total distributions .....     (.97)     (1.20)      (.75)     (.22
                           ---------------------------------------
Net asset value, end of    ---------------------------------------
  period ................   $19.56     $18.06     $20.36    $17.64
------------------------------------------------------------------
Total Return (%) ........    14.09      (5.20)     20.00     23.90
Ratios and Supplemental
  Data
Net assets, end of period
  ($ millions) ..........      371        268        257        91
Ratio of operating
  expenses to average
  daily net assets (%) ..     1.59       1.70       1.81      1.98
Ratio of net investment
  income to average daily
  net assets (%) ........     1.09       2.21       1.77      1.22
Portfolio turnover
  rate (%) ..............     44.6       85.0(b)    38.3      30.7
Average commission rate
  paid (c) ..............       --         --         --        --

(a) Per share amounts have been calculated using weighted average shares outstanding.
(b) The portfolio turnover rate on equity securities and debt securities was 62.7% and 174.4%, respectively, based on average monthly equity holdings and average monthly debt holdings.
(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal periods ending on or after June 30, 1996.
(d)   Unaudited.

A message from the President


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.


We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond D. Villani

Scudder Global Fund

Investment objective

o    long-term growth of capital from global investment

Investment characteristics

o    worldwide investing with international investment risk

o efficient vehicle for investors to participate in investments denominated in U.S. and foreign currencies

Contents

Investment objective and policies                      5
Risks of global investing                              6
Why invest in the Fund?                                6
International investment experience                    7
Additional information about policies
   and investments                                     8
Distribution and performance information              11
Fund organization                                     11
Transaction information                               13
Shareholder benefits                                  17
Purchases                                             19
Exchanges and redemptions                             20
Directors and Officers                                22
Investment products and services                      23
How to contact Scudder                        Back cover

Investment objective and policies

Scudder Global Fund (the "Fund"), a diversified series of Global/International Fund, Inc. (the "Corporation"), seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


The Fund invests in companies that its investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic considerations. It is expected that investments will be spread broadly around the world. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. The Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying sizes as measured by assets, sales or capitalization.

The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and non-convertible preferred stock, and fixed-income securities of governments, governmental agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be predominantly investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or those of equivalent quality as determined by the Adviser. The Fund may not invest more than 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P or deemed by the Adviser to be of comparable quality (commonly referred to as "high yield" or "junk" bonds) (see "Additional information about policies and investments--Risk factors").

The Fund may invest in zero coupon securities, which pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Fixed-income securities and cash equivalents (including foreign money market instruments, such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) may be held for temporary investment purposes and for liquidity. In addition, for temporary defensive purposes, the Fund may vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. During such periods, the Fund may hold without limit cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized. The Fund may invest in closed-end investment companies holding foreign securities and in illiquid securities, and may make loans of portfolio securities. In addition, the Fund may engage in strategic transactions.


Risks of global investing


Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), difficulties and uncertainties in currency conversions, costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends and interest paid to the Fund), war, expropriation, political and social instability, and diplomatic developments.


Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management.


The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which its assets are invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased. Because of the Fund's global investment policies and the investment considerations discussed above, investment in shares of the Fund should not be considered a complete investment program.


Why invest in the Fund?


The management of the Fund believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. Through this global investment framework, management seeks to take advantage of the investment opportunities created by the global economy. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a

U.S., French or Swiss company. Just as a company may benefit from taking a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to potential opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

The Fund is designed for investors seeking worldwide equity opportunities in developed, newly industrialized and developing countries (some of these developing countries are located in Latin America and Africa). Like consumers who seek to buy a good product wherever it is made, the Fund seeks to find investment opportunities regardless of location. Because the Fund's portfolio invests globally, it provides the potential to augment returns available from the U.S. stock market. In addition, since U.S. and foreign markets do not always move in step with each other, a global portfolio will be more geographically diversified than one invested solely in U.S. securities.


Investing directly in foreign securities is usually impractical for most investors because it presents complications and extra costs. Investors often find it difficult to arrange purchases and sales, to obtain current information, to hold securities in safekeeping and to convert the value of their investments from foreign currencies into dollars. The Fund manages these problems for the investor. The Adviser believes that with a single investment, the investor has a diversified worldwide investment portfolio which is managed actively by experienced professionals. The Adviser has had many years of experience investing in foreign markets and dealing with trading, custody and currency transactions around the world. The Adviser has the benefit of information it receives from worldwide sources and believes the Fund affords investors an efficient and cost-effective method of investing worldwide.

International investment
experience


The Adviser has been a leader in international investment management for over 40 years. Its investment company clients include Scudder International Fund, which invests primarily in foreign securities and was initially incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Bond Fund, which invests internationally, Scudder International Growth and Income Fund, which invests primarily in foreign securities, Scudder Global Bond Fund and Scudder Global Discovery Fund which invest worldwide, Scudder Greater Europe Growth Fund which invests primarily in the equity securities of European companies, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests in Latin American issuers, Scudder Pacific Opportunities Fund, which invests in issuers located in the Pacific Basin with the exception of Japan, Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets and Scudder Emerging Markets Growth Fund, which invests in equity securities issued in emerging markets. The Adviser also manages the assets of seven closed-end investment companies investing in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc. and Scudder Spain and Portugal Fund, Inc. As of July, 1998, the Adviser was responsible for managing more than $230 billion in assets globally.

Additional information about policies and investments

Investment restrictions


The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Corporation's Board of Directors. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.


As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.


As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.


Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Investment company securities


Securities of other investment companies may be acquired by the Fund to the extent permitted under the Investment Company Act of 1940 (the

"1940 Act"). Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to sellers of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs including a decline in the value of the securities, before being able to sell the securities.


Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Debt securities. The Fund will invest no more than 5% of its total assets in debt securities rated BBB or Baa or below or in unrated securities. Securities rated below BBB/Baa are commonly referred to as "junk bonds." The lower the quality of such debt securities, the greater their risks render them like equity securities. The Fund may invest in securities which are rated as low as C by Moody's or D by S&P at the time of purchase. Such securities may be in default with respect to payment of principal or interest. Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions
The Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports.

All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming that the investment has been held for periods of one year, five years and ten years. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that dividends and capital gains distributions during the period were reinvested.

Fund organization


The Fund is a diversified series of Global/International Fund, Inc., an open-end, management investment company registered under the 1940 Act. The Corporation, formerly known as Scudder Global Fund, Inc., was organized as a Maryland corporation in May 1986.


The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

On September 7, 1998, the businesses of Zurich Insurance Company ("Zurich") (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, the Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with the Adviser, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at special meetings currently scheduled to conclude in December 1998.

For the fiscal year ended June 30, 1998, the Adviser received an investment management fee of 0.94% of the Fund's average daily net assets. The fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate.


The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. This fee is higher than that charged many funds which invest primarily in U.S. securities, but not necessarily higher than fees charged to funds with investment objectives similar to those of the Fund.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.


Year 2000 Issue


Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.


Euro conversion

The planned introduction of a new European currency, the Euro, may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of the Fund's portfolio. Currently, the Euro is expected to be introduced on January 1, 1999 by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will require the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments that otherwise would not likely occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, will not officially be implementing the Euro on January 1, 1999. If the introduction of the Euro does not take place as planned, there could be negative effects, such as severe currency fluctuations and market disruptions.

The Adviser is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a portfolio holding is negative, it could hurt the portfolio's performance.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

           The Scudder Funds
           State Street Bank and Trust Company
           Boston, MA 02101
           ABA Number 011000028
           DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call.

"QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. "QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days written notice to applicable shareholders, to:

o assess an annual $10 per fund charge (with the fee to be paid to the fund) for any non-fiduciary account without an automatic investment plan in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption. Fiduciary and custodial accounts with balances below $100 are subject to automatic redemption following 60 days written notice to applicable shareholders.

Please refer to "Exchanges and Redemptions-- Other Information" in the Fund's Statement of Additional Information for more information.


Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind).

Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Global Fund is managed by a team of investment professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.


Lead Portfolio Manager William E. Holzer has had day-to-day responsibility for Scudder Global Fund's worldwide strategy and investment themes since its inception in 1986. Mr. Holzer, who has over 20 years' experience in global investing, joined the Adviser in 1980. Diego Espinosa, Portfolio Manager, joined the team in 1997 and the Adviser in 1996. Mr. Espinosa is also responsible for development of the Fund's strategy and management of the portfolio on a daily basis. Mr. Espinosa has seven years of investment industry experience as an equities investment analyst and a corporate strategy consultant. Nicholas Bratt, Portfolio Manager, directs the Adviser's overall global equity investment strategies. Mr. Bratt joined the Adviser in 1976 and the team in 1993.


SAIL(TM)--Scudder Automated Information Line For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes. To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors. Scudder Investor Centers As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

-----------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail               Send your completed and signed application and check
payable to "The
Scudder Funds."
                                                by regular mail to:        or            by express, registered,
                                                                                         or certified mail to:

                                                The Scudder Funds                        The Scudder Funds
                                                P.O. Box 2291                            66 Brooks Drive
                                                Boston, MA                               Braintree, MA  02184
                                                02107-2291

                    o  By Wire               Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
-----------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o  By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                              instruction including your account number and the complete Fund name, to
Scudder Funds."                              the appropriate address listed above.

                    o  By Wire               Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                    o  In Person             Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                    o  By Telephone          Please see Transaction information--Purchasing shares--
                                             By QuickBuy or By telephone order for more details.

                    o  By Automatic          You may arrange to make investments on a regular basis through automatic
                       Investment Plan       deductions from your bank checking account. Please call 1-800-225-5163
                       ($50 minimum)         for more information and an enrollment form.


Exchanges and redemptions

----------------------------------------------------------------------------------------------------------------------
Exchanging          Minimum investments:  $2,500 to establish a new account;
shares                                    $100 to exchange among existing accounts

                    o  By Telephone          To speak with a service representative, call 1-800-225-5163 from
                                             8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                             Information Line, call 1-800-343-2890 (24 hours a day).

                    o  By Mail               Print or type your instructions and include:
                       or Fax                 -   the name of the Fund and the account number you are exchanging from;
                                              -   your name(s) and address as they appear on your account;
                                              -   the dollar amount or number of shares you wish to exchange;
                                              -   the name of the Fund you are exchanging into;
                                              -   your signature(s) as it appears on your account; and
                                              -   a daytime telephone number.

                                             Send your instructions
                                             by regular mail to:      or   by express, registered,   or   by fax to:
                                                                           or certified mail to:

                                             The Scudder Funds             The Scudder Funds              1-800-821-6234
                                             P.O. Box 2291                 66 Brooks Drive
                                             Boston, MA 02107-2291         Braintree, MA  02184
----------------------------------------------------------------------------------------------------------------------

Redeeming           o  By Telephone          To speak with a service representative, call 1-800-225-5163 from
shares                                       8 a.m. to 8 p.m. eastern time or to access SAIL(TM),
                                             Scudder's Automated Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your  predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                    o  By Mail               Send your instructions for redemption to the appropriate address or fax number
                       or Fax                above and include:
                                              - the name of the Fund and account number you are redeeming from;\
                                              - your name(s) and address as they appear on your account;
                                              - the dollar amount or number of shares you wish to redeem;
                                              - your signature(s) as it appears on your account; and
                                              - a daytime telephone number.

                                             A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

                    o  By Automatic          You may arrange to receive automatic cash
                       Withdrawal Plan       payments periodically. Call  1-800-225-5163
                                             for more information and an enrollment form.


Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Directors and Officers

Daniel Pierce*
    Chairman of the Board, Director and Vice President

William E. Holzer*
    President

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Sheryle J. Bolton
    Director; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
    Director; General Partner, Bessemer Venture Partners

Thomas J. Devine
    Director; Consultant

Keith R. Fox
    Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
    Director; Consultant

Kathryn L. Quirk*
    Director, Vice President and Assistant Secretary

William H. Luers
    Director; President, The Metropolitan
    Museum of Art

Joan E. Spero
    Director; President, The Doris Duke Charitable Foundation

Robert G. Stone, Jr.
    Honorary Director; Chairman Emeritus
    and Director, Kirby Corporation

Susan E. Dahl*
    Vice President

Jerard K. Hartman*
    Vice President

Gary P. Johnson*
    Vice President

Thomas W. Joseph*
    Vice President

Gerald J. Moran*
    Vice President

M. Isabel Saltzman*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

John R. Hebble*
    Treasurer

Caroline Pearson*
    Assistant Secretary

*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

This prospectus sets forth concisely the information about Scudder International Bond Fund, a non-diversified series of Global/International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a combined Statement of Additional Information dated November 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

NOT FDIC-           MAY LOSE VALUE
INSURED             NO BANK GUARANTEE

Scudder
International
Bond Fund

Prospectus
November 1, 1998

A pure no-load(TM) (no sales charges) mutual fund series which seeks income primarily by investing in high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

Expense information

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder International Bond Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                  NONE
     Commissions to reinvest dividends                                  NONE
     Redemption fees                                                    NONE*
     Fees to exchange shares                                            NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1998.


    Investment management fee (after waiver)                            0.73%**
    12b-1 fees                                                          NONE
    Other expenses                                                      0.77%
                                                                        -----
    Total Fund operating expenses (after waiver)                        1.50%**
                                                                        =====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


             1 Year             3 Years            5 Years             10 Years
             ------             -------            -------             --------
              $15                 $47                $82                 $179


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** As of January 1, 1998, the Adviser and certain of its subsidiaries agreed to waive and/or reimburse all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.50% of average daily net assets. Due to such waiver for the fiscal year ended June 30, 1998, the total annualized expenses of the Fund were: investment management fee 0.79%, other expenses 0.77% and total operating expenses 1.56%. Until February 28, 1999 the Adviser has agreed to waive a portion of its fee to the extent necessary so that total annualized expenses of the Fund do not exceed 1.50% of average daily net assets. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended June 30, 1998 if the Adviser had waived a portion of its fee throughout the fiscal year. If the Adviser had not agreed to waive a portion of its fee, Fund expenses would have been: investment management fee 0.85%, other expenses 0.77% and total operating expenses 1.62% for the fiscal year ending June 30, 1998.

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1998 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                                                     For the Period
                                                                                                                      July 6, 1988
                                                                                                                      (commencement
                                                                Years Ended June 30,                                  of operations)
                                                                                                                       to June 30,
                               1998        1997      1996      1995      1994(a)    1993      1992      1991      1990      1989
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning    ----------------------------------------------------------------------------------------------------
   of period ...............   $10.52      $10.98    $11.43    $11.97    $13.57     $13.68    $12.35    $12.08    $11.27    $12.00
Income from investment        ----------------------------------------------------------------------------------------------------
   operations:
Net investment income ......      .61         .58       .73       .98       .92       1.03      1.08      1.21      1.10      1.00
Net realized and unrealized
   gain (loss) on
   investment
   transactions (b) ........     (.60)       (.46)     (.45)     (.54)    (1.22)       .52      2.15       .56       .80      (.73)
Total from investment         ----------------------------------------------------------------------------------------------------
   operations ..............     (.01)        .12       .28       .44      (.30)      1.55      3.23      1.77      1.90       .27
Less distributions:           ----------------------------------------------------------------------------------------------------
From net investment income..     (.61)       (.58)     (.12)       --      (.91)     (1.04)    (1.09)    (1.21)    (1.09)    (1.00)
From net realized gains on
   investment
   transactions ............       --          --        --        --        --       (.62)     (.81)     (.29)       --        --
In excess of net realized
   gains on investment
   transactions ............       --          --        --        --      (.39)        --        --        --        --        --
Tax return of capital ......     (.61)         --      (.61)     (.98)       --         --        --        --        --        --
                              ----------------------------------------------------------------------------------------------------
Total distributions ........     (.61)       (.58)     (.73)     (.98)    (1.30)     (1.66)    (1.90)    (1.50)    (1.09)    (1.00)
                              ----------------------------------------------------------------------------------------------------
Net asset value, end of       ----------------------------------------------------------------------------------------------------
   period ..................    $9.52      $10.52    $10.98    $11.43    $11.97     $13.57    $13.68    $12.35    $12.08    $11.27
----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (c) .......      .10        0.94      2.59      3.92     (2.83)     12.24     28.25     14.88     17.59      2.16**
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ............      146         236       515       910     1,231      1,017       542       144        73        13
Ratio of operating
   expenses, net to average
   daily net assets (%) ....     1.56        1.36      1.26      1.30      1.27       1.25      1.25      1.25      1.25      1.00*
Ratio of operating expenses
   before expense
   reductions, to average
   daily net assets (%) ....     1.62        1.36      1.26      1.30      1.29       1.37      1.57      1.75      2.51      5.59*
Ratio of net investment
   income to average daily
   net assets (%) ..........     5.91        5.28      6.50      8.52      6.86       7.69      8.31      9.48      9.57      8.58*
Portfolio turnover
   rate (%) ................    190.1       298.2     275.7     318.5     232.9      249.7     147.9     260.1     215.6     103.8*

(a)   Based on monthly average of shares outstanding during the period.
(b) Includes exchange gain (loss) of $.01, $.01 and ($.02) for the periods ended June 30, 1991, 1990 and 1989, previously included in net investment income.
(c) Total returns for certain periods would have been lower had certain expenses not been reduced.
*     Annualized
**    Not annualized

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond D. Villani

Scudder International Bond Fund

Investment objectives

o    income primarily by investing in high-grade international bonds

o protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection

Investment characteristics

o easy access to worldwide interest rate and currency cycles through a portfolio of debt securities denominated in foreign currencies

o convenient vehicle for investors seeking income from non-U.S. dollar-denominated bonds

Contents


Investment objectives and policies                     5
International bond investing                           5
Why invest in the Fund?                                6
International investment experience                    6
Special risk considerations                            6
Investments                                            7
Additional information about policies
   and investments                                     8
Distribution and performance information              13
Fund organization                                     14
Transaction information                               16
Shareholder benefits                                  20
Purchases                                             22
Exchanges and redemptions                             23
Directors and Officers                                25
Investment products and services                      26
How to contact Scudder                                27

Investment objectives and policies


Scudder International Bond Fund (the "Fund"), a non-diversified pure no-load(TM) series of Global/International Fund, Inc. (the "Corporation"), an open-end management investment company, offers investors a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies. (In this prospectus, such securities are called "international securities.") The Fund's objective is to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

International bond investing

Opening of foreign markets


In recent years, opportunities for investment in international bond markets have become more significant. Foreign currency-denominated bond markets have grown faster than the U.S. dollar-denominated bond market in terms of U.S. dollar market value and now represent more than half of the value of the world's developed bond markets. Participants in the markets have grown in number, thereby providing better liquidity. Finally, a number of international bond markets have reduced barriers to entry for foreign investors through deregulation and by reducing their withholding taxes.


Globalization of capital flows

Simultaneous with the opening of foreign markets, barriers to international capital flows have been reduced or eliminated, freeing investment funds to seek the highest expected returns. Thus, market conditions in one economy influence market conditions elsewhere, through the channel of global capital flows. The Fund provides a convenient vehicle to participate in international bond markets, some of which may outperform U.S. dollar-denominated bond markets in U.S. dollar terms during certain periods of time.

International participation


Although the Fund is non-diversified under the Investment Company Act of 1940 (the "1940 Act"), investing in the Fund can provide geographic diversity to an investor's existing portfolio of U.S. dollar-denominated bonds ("U.S. bonds"), thereby reducing volatility or risk over time. Historically, returns of international bond markets have often diverged from returns generated by U.S. bond markets. These divergences stem not only from fluctuating exchange rates, but also from foreign interest rates, not always moving in the same direction or having the same magnitude as interest rates in the U.S.


Investment opportunity


International bonds may provide, at times, higher investment returns than U.S. bonds. For example, international bonds may provide higher current income than U.S. bonds and/or the local price of international bonds can, at times, appreciate more than U.S. bonds. Fluctuations in foreign currencies relative to the U.S. dollar can potentially benefit investment returns. Of course, in each case, at any time, the opposite may also be true.

Why invest in the Fund?

The Fund provides an easy, efficient and relatively low cost way of investing in international bonds. Direct investment in international securities is usually impractical for most individual and smaller institutional investors. Investors often find it difficult to purchase and sell international bonds, to obtain current information about foreign entities, to hold securities in safekeeping and to convert the value of their investment from foreign currencies into U.S. dollars. The Fund manages these concerns for the investor. With a single investment in the Fund, a shareholder can benefit from the income and potential capital protection and appreciation associated with a professionally managed portfolio of high-grade international bonds. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), has had extensive experience investing in international markets and dealing with trading, custody and currency transactions around the world.

International investment
experience

The Adviser has been a leader in international investment management for over 40 years. Its investment company clients include Scudder International Fund, which invests primarily in foreign securities and was initially incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Growth and Income Fund, which invests primarily in foreign securities, Scudder Global Fund, Scudder Global Bond Fund and Global Discovery Fund, which invest worldwide, Scudder Greater Europe Growth Fund, which invests primarily in the equity securities of European companies, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests in Latin American issuers, Scudder Pacific Opportunities Fund, which invests in issuers located in the Pacific Basin with the exception of Japan, Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets and Scudder Emerging Markets Growth Fund, which invests in equity securities issued in emerging markets. The Adviser also manages the assets of seven closed-end investment companies investing in foreign securities:
The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., and Scudder Spain and Portugal Fund, Inc. As of July 1998, the Adviser was responsible for managing more than $230 billion in assets globally.

Special risk considerations

The Fund is intended for long-term investors who can accept the risks associated with investing in international bonds. Total return from investment in the Fund will consist of income after expenses, bond price gains (or losses) in terms of the local currency and currency gains (or losses). For tax purposes, realized gains and losses on currency are regarded as ordinary income and loss and could, under certain circumstances, have an impact on distributions. The value of the Fund's portfolio will fluctuate in response to various economic factors, the most important of which are fluctuations in foreign currency exchange rates and interest rates.

Since the Fund's investments are primarily denominated in foreign currencies, exchange rates are likely to have a significant impact on total Fund performance. For example, a fall in the U.S. dollar's value relative to the Japanese yen will increase the U.S. dollar value of a Japanese bond held in the portfolio, even though the price of that bond in yen terms remains unchanged.

Conversely, if the U.S. dollar rises in value relative to the yen, the U.S. dollar value of a Japanese bond will fall. Investors should be aware that exchange rate movements can be significant and endure for long periods of time.

The Adviser attempts to control exchange rate and interest rate risks through active portfolio management. The Adviser's techniques include management of currency, bond market and maturity exposure and security selection, which will vary based on available yields and the Adviser's outlook for the interest rate cycle in various countries and changes in foreign currency exchange rates. In any of the markets in which the Fund invests, longer maturity bonds tend to fluctuate more in price as interest rates change than shorter-term instruments--again providing both opportunity and risk.


Because of the Fund's long-term investment objectives, investors should not rely on an investment in the Fund for their short-term financial needs and should not view the Fund as a vehicle for playing short-term swings in the international bond and foreign exchange markets. Shares of the Fund alone should not be regarded as a complete investment program. Also, investors should be aware that investing in international bonds, including those issued in emerging markets, may involve a higher degree of risk than investing in U.S. bonds.

Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, less governmental supervision and regulation of securities exchanges, brokers and listed companies, and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs, experience conversion difficulties and uncertainties, and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.


Investments

To achieve its objectives, the Fund will primarily invest in a managed portfolio of high-grade international bonds that are denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in high-grade bonds denominated in foreign currencies.

The high-grade debt securities in which the Fund primarily invests will be rated in one of the three highest rating categories of one of the major U.S. rating services or, if not rated, considered to be of equivalent quality in local currency terms by the Adviser. These securities are rated AAA, AA or A by Standard & Poor's Corporation ("S&P") or

Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's").


The Fund may also purchase debt securities rated BBB, BB or B by S&P or Baa, Ba or B by Moody's and unrated securities considered to be of equivalent quality by the Adviser ("investment-grade"). The Fund will do so to avail itself of the higher yields available with these securities, but only to the extent that up to 15% of the Fund's total assets may be invested in securities rated below BBB by S&P or below Baa by Moody's. Securities rated below investment-grade (commonly referred to as "high yield" or "junk" bonds) (i.e., below BBB by S&P or below Baa by Moody's) entail greater risks than investment-grade debt securities (see "Risk factors").


During the fiscal year ended June 30, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its net assets invested in debt securities rated (or, if unrated, considered by the Adviser to be equivalent to rated securities) in the categories indicated: 37.1% Aaa, 41.1% Aa, 9.8% A, 1.4% Baa, 8.5% Ba and 2.1% B.

The Fund's investments may include:

o Debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions

o Debt securities issued or guaranteed by supranational organizations (e.g., European Investment Bank, Inter-American Development Bank or the World
     Bank)

o    Corporate debt securities

o    Bank or bank holding company debt securities

o    Other debt securities, including those convertible into common stock.

The Fund may invest in zero coupon securities which pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity.


The Fund may purchase securities which are not publicly offered. If such securities are purchased, they may be subject to restrictions applicable to illiquid securities.

The Fund intends to select its investments from a number of country and market sectors. It may substantially invest in the issuers of one or more countries and intends to have investments in securities of issuers from a minimum of three different countries other than the U.S.; however, the Fund may invest substantially all of its assets in securities of issuers located in one country. Under normal circumstances, the Fund will invest no more than 35% of the value of its total assets in U.S. debt securities.


In addition, for temporary defensive purposes, the Fund may vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. During such periods, the Fund may hold without limit U.S. debt securities, cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies may be utilized.

Also, the Fund may invest in indexed securities, may enter into repurchase agreements and dollar roll transactions, may purchase securities on a when-issued or forward delivery basis and may engage in strategic transactions.

Additional information about policies and investments

Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Corporation's Board of Directors. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, and by engaging in reverse repurchase agreements and dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

Short-term investments

To protect against adverse movements of interest rates and for liquidity, the Fund may also purchase short-term obligations denominated in U.S. and foreign currencies such as, but not limited to, bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities in which the Fund invests.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Dollar roll transactions

The Fund may enter into dollar roll transactions with selected banks and broker/dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, the Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a fee. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy securities.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Bonds. The Fund will invest no more than 15% of its total assets in debt securities rated below BBB or Baa, but no lower than B by S&P or Moody's ("below investment-grade"). Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Non-diversified investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to sellers of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs including a decline in the value of the securities, before being able to sell the securities.


Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. For a more complete description of the risks of investing in emerging markets, please refer to the Fund's Statement of Additional Information.


Dollar roll transactions. If the broker/dealer to whom the Fund sells the securities underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

When-issued securities. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund segregates with the Custodian liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, to prevent application of federal excise tax. An additional distribution may be made if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Certain realized gains or losses on the sale or retirement of international bonds held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, must be treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution to shareholders. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gain. Generally, a shareholder's tax basis in their Fund shares will be reduced to the extent that an amount distributed to the shareholder is treated as a return of capital. The Fund may reduce its daily dividend to lessen the effect of these rules. If the Fund's income is increased under the foreign currency taxation rules, the Fund intends to declare additional distributions of such income in December. The Fund may make an additional distribution, if necessary.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. Yield is expressed as an annualized percentage. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming that the investment has been held for one year, five years and the life of the Fund. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested.

Fund organization

The Fund is a non-diversified series of Global/International Fund, Inc. (the "Corporation"), formerly known as Scudder Global Fund, Inc., an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in May 1986.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.


On September 7, 1998, the businesses of Zurich Insurance Company ("Zurich") (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


Upon consummation of this transaction, the Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with the Adviser, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at special meetings currently scheduled to conclude in December 1998.

For the fiscal year ended June 30, 1998, the Adviser received an investment management fee of 0.79% of the Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of Scudder International Bond Fund at no more than 1.50% of the average daily net assets of the Fund until February 28, 1999. The Fund's management fee is graduated so that increases in the Fund's net assets may result in a lower fee rate and decreases in the Fund's net assets may result in a higher fee rate.


The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

This fee is higher than that charged many funds which invest primarily in U.S. securities, though it is not necessarily higher than fees charged to funds with similar investment objectives. Management of the Fund involves market, credit and currency relationships in a number of economies throughout the world.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Because the Fund's annual portfolio turnover rate may continue to be over 100%, the Fund may have higher transaction costs and shareholders may incur taxes on any realized capital gains.

Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.


Year 2000 Issue

Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.

Euro conversion

The planned introduction of a new European currency, the Euro, may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of the Fund's portfolio. Currently, the Euro is expected to be introduced on January 1, 1999 by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will require the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments that otherwise would not likely occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, will not officially be implementing the Euro on January 1, 1999. If the introduction of the Euro does not take place as planned, there could be negative effects, such as severe currency fluctuations and market disruptions.

The Adviser is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a portfolio holding is negative, it could hurt the portfolio's performance.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By telephone order. Certain financial institutions may call Scudder before the close of regular trading on the Exchange, normally 4 p.m. eastern time, and purchase shares at that day's price. Such purchased shares will begin to earn dividends on the day on which the payment is received by the Fund. If payment by check or wire is not received from the financial institution within three business days, the order is subject to cancellation and the financial institution will be responsible for any loss to the Fund resulting from this cancellation. Please call 1-800-854-8525 for more information.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements.

The Fund reserves the right, following 60 days written notice to applicable shareholders, to:

o assess an annual $10 per fund charge (with the fee to be paid to the fund) for any non-fiduciary account without an automatic investment plan in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

Fiduciary and custodial accounts with balances below $100 are subject to automatic redemption following 60 days written notice to applicable shareholders.

Please refer to "Exchanges and Redemptions-- Other Information" in the Fund's combined Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind).

Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder International Bond Fund is managed by a team of professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in the Adviser's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead Portfolio Manager Gary P. Johnson assumed responsibility for the Fund's day-to-day management and investment strategies in February 1997. Mr. Johnson, who has 17 years of investment industry experience, joined the Adviser as a research analyst in 1987, specializing in derivatives hedging strategies. Portfolio Manager Adam M. Greshin specializes in global and international bond investments. Mr. Greshin was involved in the original design of Scudder International Bond Fund and has been a portfolio manager of the Fund since its inception in 1988.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

---------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail               Send your completed and signed application and check
payable to "The
Scudder Funds."                              by regular mail to:        or                by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA  02107-2291                   Braintree, MA
                                                                                          02184

                    o By Wire                Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                    o  In Person             Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

---------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional
shares              Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o By Mail                Send a check with a Scudder investment slip, or with a letter of
payable to "The                              instruction including your account number and the complete Fund name, to
Scudder  Funds."                             the appropriate address listed above.

                    o By Wire                Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                    o In Person              Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                    o By Telephone           Please see Transaction information--Purchasing shares-- By
                                             QuickBuy or By telephone order for  more details.

                    o  By Automatic          You may arrange to make investments on a regular basis through automatic
                       Investment Plan       deductions from your bank checking account. Please call
                       ($50 minimum)         1-800-225-5163 for more information and an enrollment form.
-------------------------------------------------------------------------------------------------------------------------

Exchanges and redemptions

------------------------------------------------------------------------------------------------------------------------
Exchanging          Minimum investments:  $2,500 to establish a new account;
shares                                    $100 to exchange among existing accounts

                    o By Telephone      To speak with a service representative, call 1-800-225-5163 from
                                        8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information
                                        Line, call 1-800-343-2890 (24 hours a day).

                    o By Mail           Print or type your instructions and include:
                      or Fax             -   the name of the Fund and the account number you are exchanging from;
                                         -   your name(s) and address as they appear on your account;
                                         -   the dollar amount or number of shares you wish to exchange;
                                         -   the name of the Fund you are exchanging into;
                                         -   your signature(s) as it appears on your account; and
                                         -   a daytime telephone number.

                                       Send your instructions

                                       by regular mail to:      or   by express, registered,   or   by fax to:
                                                                     or certified mail to:

                                       The Scudder Funds             The Scudder Funds              1-800-821-6234
                                       P.O. Box 2291                 66 Brooks Drive
                                       Boston, MA 02107-2291         Braintree, MA
                                                                     02184

---------------------------------------------------------------------------------------------------------------------------

Redeeming           o By Telephone      To speak with a service representative, call 1-800-225-5163 from 8 a.m.
shares                                  to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                        Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By Mail            Send your instructions for redemption to the appropriate address or fax number
                     or Fax             above and include:
                                         -   the name of the Fund and account number you are redeeming from;
                                         -   your name(s) and address as they appear on your account;
                                         -   the dollar amount or number of shares you wish to redeem;
                                         -   your signature(s) as it appears on your account; and
                                         -   a daytime telephone number.

                                        A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By Automatic       You may arrange to receive automatic cash payments periodically. Call
                     Withdrawal         1-800-225-5163 for more information and an enrollment form.
                     Plan
---------------------------------------------------------------------------------------------------------------------------

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

 Directors and Officers

  Daniel Pierce*
      Chairman of the Board, Director and Vice President

  Nicholas Bratt*
      President

  Paul Bancroft III
      Director; Venture Capitalist and Consultant

  Sheryle J. Bolton
      Director; Chief Executive Officer, Scientific Learning Corporation

  William T. Burgin
      Director; General Partner, Bessemer Venture Partners

  Thomas J. Devine
      Director; Consultant

  Keith R. Fox
      Director; President, Exeter Capital Management Corporation

  William H. Gleysteen, Jr.
      Director; Consultant

  Kathryn L. Quirk*
      Director, Vice President and Assistant Secretary

  William H. Luers
      Director; President, The Metropolitan
      Museum of Art

  Joan E. Spero
      Director; President, The Doris Duke Charitable Foundation

  Robert G. Stone, Jr.
      Honorary Director; Chairman Emeritus and Director, Kirby Corporation

  Susan E. Dahl*
      Vice President

  Jerard K. Hartman*
      Vice President

  Gary P. Johnson*
      Vice President

  Thomas W. Joseph*
      Vice President

  Gerald J. Moran*
      Vice President

  M. Isabel Saltzman*
      Vice President

  Thomas F. McDonough*
      Vice President and Secretary

  John R. Hebble*
      Treasurer

  Caroline Pearson*
      Assistant Secretary

  *Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--

     Prime Reserve Shares*

     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small Company Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                               SCUDDER GLOBAL FUND

               A Pure No-Load(TM) (No Sales Charges) Mutual Fund
                 Series Which Seeks Long-Term Growth of Capital
                             from Global Investing

                                       and

                         SCUDDER INTERNATIONAL BOND FUND


      A Pure No-Load(TM) (No Sales Charges) Mutual Fund Series Which Seeks Income Primarily by Investing in High-Grade International Bonds. As a Secondary
        Objective, the Fund Seeks Protection and Possible Enhancement of
         Principal Value by Actively Managing Currency, Bond Market and
                  Maturity Exposure and by Security Selection.


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1998

--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Global Fund dated November 1, 1998, and the prospectus of Scudder International Bond Fund dated November 1, 1998, each as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS

                                                                                                                    Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objective and Policies of Global Fund.....................................................1
         General Investment Objectives and Policies of International Bond Fund........................................2
         Master/feeder structure......................................................................................2
         Special Investment Considerations of the Funds...............................................................2
         Investments and Investment Techniques........................................................................4
         Investment Restrictions.....................................................................................14
         Other Investment Policies...................................................................................15

PURCHASES............................................................................................................16
         Additional Information About Opening an Account.............................................................16
         Additional Information About Making Subsequent Investments By Telephone Order...............................16
         Additional Information About Making Subsequent Investments by QuickBuy......................................17
         Checks......................................................................................................17
         Wire Transfer of Federal Funds..............................................................................17
         Share Price.................................................................................................18
         Share Certificates..........................................................................................18
         Other Information...........................................................................................18


EXCHANGES AND REDEMPTIONS............................................................................................18
         Exchanges...................................................................................................18
         Redemption by Telephone.....................................................................................19
         Redemption by QuickSell.....................................................................................20
         Redemption by Mail or Fax...................................................................................20
         Redemption-in-Kind..........................................................................................21
         Other Information...........................................................................................21


FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................22
         The Pure No-Load(TM) Concept................................................................................22
         Internet access.............................................................................................23
         Dividends and Capital Gains Distribution Options............................................................24
         Scudder Investor Centers....................................................................................24
         Reports to Shareholders.....................................................................................24
         Transaction Summaries.......................................................................................24


THE SCUDDER FAMILY OF FUNDS..........................................................................................24


SPECIAL PLAN ACCOUNTS................................................................................................30
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations
              and Self-Employed Individuals..........................................................................30
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........30
         Scudder IRA:  Individual Retirement Account.................................................................30
         Scudder Roth IRA:  Individual Retirement Account............................................................31
         Scudder 403(b) Plan.........................................................................................32
         Automatic Withdrawal Plan...................................................................................32
         Group or Salary Deduction Plan..............................................................................32
         Automatic Investment Plan...................................................................................33
         Uniform Transfers/Gifts to Minors Act.......................................................................33

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................33

                                       i

                         TABLE OF CONTENTS (continued)

                                                                                                                    Page

PERFORMANCE INFORMATION..............................................................................................34
         Average Annual Total Return.................................................................................34
         Cumulative Total Return.....................................................................................34
         Total Return................................................................................................35
         Yield of International Bond Fund............................................................................35
         Comparison of Fund Performance..............................................................................35
         Taking a Global Approach....................................................................................39
         Scudder's 30% Solution......................................................................................39

ORGANIZATION OF THE FUNDS............................................................................................39

INVESTMENT ADVISER...................................................................................................40
         Personal Investments by Employees of the Adviser............................................................43

DIRECTORS AND OFFICERS...............................................................................................44

REMUNERATION.........................................................................................................46
         Responsibilities of the Board -- Board and Committee Meetings...............................................46
         Compensation of Officers and Directors......................................................................47

DISTRIBUTOR..........................................................................................................48

TAXES................................................................................................................49


PORTFOLIO TRANSACTIONS...............................................................................................53
         Brokerage Commissions.......................................................................................53
         Portfolio Turnover..........................................................................................54


NET ASSET VALUE......................................................................................................54

ADDITIONAL INFORMATION...............................................................................................55
         Experts.....................................................................................................55
         Other Information...........................................................................................55

FINANCIAL STATEMENTS.................................................................................................56
         Global Fund.................................................................................................56
         International Bond Fund.....................................................................................56

APPENDIX

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES


(See Scudder Global Fund -- "Investment objective and policies" and "Additional information about policies and investments," Scudder International Bond Fund -- "Investment objectives and policies" and "Additional information about policies and investments" in each Fund's prospectus.)

         On May 28, 1998, the name "Scudder Global Fund, Inc." was changed to "Global/International Fund, Inc." Global/International Fund, Inc., a Maryland corporation of which Scudder Global Fund ("Global Fund") and Scudder
International Bond Fund ("International Bond Fund") are no-load series, is referred to herein as the "Corporation." The Corporation is an open-end, management investment company which continuously offers and redeems its shares. The Corporation is a company of the type commonly known as a mutual fund. Global Fund is a diversified series and International Bond Fund is a non-diversified series of the Corporation. These series sometimes are jointly referred to herein as the "Funds."


         Except as otherwise indicated, the Funds' objectives and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that either Fund will achieve its objectives.

         Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes.

General Investment Objective and Policies of Global Fund

         Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It may also invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.


         The management of the Fund believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. Through this global investment framework , management seeks to take advantage of the investment opportunities created by the global economy. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products, and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a U.S., French or Swiss company. Just as a company takes a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to potential opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

         The Fund invests in companies that its investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency, or economic considerations. It is expected that investments will be spread broadly around the world. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. The Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying sizes as measured by assets, sales, or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and non-convertible preferred stock, and fixed-income securities of governments, governmental agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. In addition, for temporary defensive purposes, the Fund may vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. During such periods, the Fund may hold without limit cash and cash equivalents. It is impossible to accurately predict for how long such alternative strategies may be utilized. The Fund may not invest more than 5% of its total assets in debt securities that are rated Baa or below by Moody's Investors Service, Inc. ("Moody's") or BBB or below by Standard and Poor's Corporation ("S&P"), or deemed by the Adviser to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). More information about these investment techniques is provided under "Investments and Investment Techniques."


General Investment Objectives and Policies of International Bond Fund


         International Bond Fund offers investors a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies
("international securities"). The Fund's objective is to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection. To achieve its objectives, the Fund will primarily invest in international bonds that are denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). The Fund's investments may include debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions, debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or bank holding company debt securities and other debt securities including those convertible into common stock. In addition, for temporary defensive purposes, the Fund may vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. During such periods, the Fund may hold without limit cash and cash equivalents. It is impossible to accurately predict for how long such alternative strategies may be utilized. The Fund will invest no more than 15% of its total assets in debt securities that are rated below BBB by S&P or below Baa by Moody's , but rated no lower than B by S&P or Moody's, respectively. (See "Risk factors" in the Fund's prospectus.) The Fund may also invest in zero coupon securities which pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity.


Master/feeder structure


         The Board of Directors has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.


         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Special Investment Considerations of the Funds

         The Funds are intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in globally and/or internationally oriented portfolios, according to the Funds' respective objectives and policies, and are designed for long-term investors who can accept international investment risk. Management of the Funds believes that allocation of assets on a global or international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy, thus providing investment opportunities; although there can be no assurance that this will be true in the future. As with any long-term investment, the value of the Funds' shares when sold may be higher or lower than when purchased.


         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Funds' performances. As foreign companies are not generally subject to uniform standards, practices and requirements, with respect to accounting, auditing and financial reporting, as are domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than negotiated commissions on U.S. exchanges and bid to asked spreads in the U.S. bond market, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less governmental supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Funds seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.


         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries.

         Investments in foreign securities usually will involve currencies of foreign countries. Because of the considerations discussed above, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into strategic transactions involving currencies (see "Strategic Transactions and Derivatives").


         Because the Funds may be invested in both U.S. and foreign securities markets, changes in a Fund's share price may have a low correlation with movements in the U.S. markets. Each Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. Foreign securities such as those purchased by a Fund may be subject to foreign governmental taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund (see "TAXES"). U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Funds invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

         Because of the Funds' investment considerations discussed above and the investment policies, investment in shares of a Fund is not intended to provide a complete investment program for an investor.


         Neither Fund can guarantee a gain or eliminate the risk of loss. The net asset value of each Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that each Fund's objectives will be achieved.

Investments and Investment Techniques

         Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Fund's custodian (Brown Brothers Harriman and Co. for Global Fund and International Bond Fund) or in the Federal Reserve Book Entry system.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restrictions applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

         The International Bond Fund may also enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral which is marked-to-market during the term of the commitment.

         Debt Securities. Each Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Global Fund may also invest up to 5% of its net assets in securities rated Baa/BBB or lower and in unrated securities of equivalent quality in the Adviser's judgment. International Bond Fund may invest up to 15% of its total assets in securities rated below BBB or below Baa, but may not invest in securities rated lower than B by Moody's and S&P or in equivalent unrated securities. Global Fund may invest in debt securities which are rated as low as C by Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest. (See "Appendix").

         High Yield, High Risk Securities. Below investment grade securities (rated below Baa by Moody's and below BBB by S&P and commonly referred to as "high yield" or "junk" bonds) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.


         An economic downturn could disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a Fund's net asset value. In addition, investments in high-yield zero coupon or pay-in-kind bonds, rather than income-bearing high-yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high-yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of a Fund to accurately value high-yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.


         Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, recent legislation restricts the issuer's tax deduction for interest payments on these securities. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high-yield securities (see "TAXES").


Illiquid Investments. Each Fund may invest a portion of its assets in securities for which there is not an active trading market including securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 or which are otherwise not readily marketable. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. Each Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the Securities and Exchange Commission (the "SEC") no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Global Fund is "diversified" under the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Convertible Securities. Each Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. International Bond Fund will limit its purchases of convertible securities to debt securities convertible into common stocks.

         The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

Indexed Securities. Scudder International Bond Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Dollar Rolls. International Bond Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while the counterparty is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         International Bond Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The

Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings. Notwithstanding such safeguards, the Fund's overall investment exposure may be increased by such transactions to the extent that the Fund bears a risk of loss on the securities it is committed to purchase, as well as on the segregated assets.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss which are different from those of the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors of the Corporation on behalf of International Bond Fund have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker-dealers selected pursuant to such guidelines.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be in good standing. The value of the securities loaned will not exceed 5% of the value of a Fund's total assets at the time any loan is made.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes and not to create leveraged exposure in a Fund.


         Strategic Transactions, including derivative contracts have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its total assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Neither Fund will sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Neither Fund will enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         No Fund will enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to forward currency contracts entered into for non-hedging purposes, in the case of International Bond Fund, or to proxy hedging or cross hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Neither Fund will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


Investment Restrictions


         The policies set forth below are fundamental policies of each Fund and may not be changed with respect to a Fund without approval of a majority of the outstanding voting securities of that Fund. As used in this Statement of

Additional Information a "majority of the outstanding voting securities of a Fund" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, each Fund may not:

         1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. purchase physical commodities or contracts relating to physical commodities;

         4. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         5. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;


         6. purchase or sell real estate, which term does not include securities or companies which deal in real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; or

         7. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

 Other Investment Policies


         The Directors of the Corporation have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

         As a matter of nonfundamental policy, each Fund may not:

         (a) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;


         (b) (For Global Fund only) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;


         (c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts do not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (g) lend portfolio securities in an amount greater than 5% of its total assets.

         With respect to International Bond Fund, restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash, consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

                                    PURCHASES

  (See "Purchases" and "Transaction information" in the Funds' prospectuses.)

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, telegram, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send a completed and signed application form to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments By Telephone Order

         With respect to Global Fund, subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, telegram, etc., by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares are purchased by a check which proves to be uncollectible, the Corporation reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to 4 p.m.

         To purchase shares of International Bond Fund and obtain the same day dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to International Bond Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of

$500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the Exchange on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are presently closed on certain local holidays although the Exchange may be open. These holidays are Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because State Street Bank and Trust Company is not open to receive such federal funds on behalf of a Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Funds, to forward the purchase order to the Transfer Agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Funds' Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         If purchases or redemptions of the Funds' shares are arranged and settlement is made, at an investor's election, through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of either Fund at any time for any reason.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt organizations) will be returned to the investor.

         The Corporation may issue shares of either Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and redemptions" and "Transaction information"
                          in the Funds' prospectuses.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more.

         If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectuses.

         Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of trading will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding (see "TAXES").

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent an application, including the designation of a bank account to which the redemption proceeds are to be sent.

          (a)  NEW  INVESTORS  wishing to  establish  the  telephone  redemption
               privilege   must   complete  the   appropriate   section  on  the
               application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

       Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with a signature guarantee as explained in the Funds' prospectuses.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for redemption may result but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information, please call 1-800-225-5163.

Redemption-in-Kind


         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Corporation and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Fund at the beginning of the period.


Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to a Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in each Fund's prospectus under "Transaction information -- Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to a Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Corporation does not impose a redemption or repurchase charge. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Corporation's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.


         Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.


                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)


The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.


         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules , a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee do not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================
                                Scudder                                                           No-Load Fund
                            Pure No-Load(TM)                           Load Fund with           with 0.25% 12b-1
         YEARS                   Fund              8.50% Load Fund     0.75% 12b-1 Fee                 Fee
--------------------------------------------------------------------------------------------------------------------

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354

--------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371

--------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282

====================================================================================================================

         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders


         The Corporation issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.


Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

--------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


         Scudder  Corporate  Bond  Fund  seeks a high  level of  current  income
         through  investment   primarily  in  investment-grade   corporate  debt
         securities.


         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

--------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder Value Fund** seeks long-term growth of capital through investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.


         Scudder Development Fund seeks long-term growth of capital by investing primarily in medium-size companies with the potential for sustaining above-average earnings growth.


         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.


 GLOBAL EQUITY


     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

--------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing
         primarily  in  equity  securities   (including   American   Depository
         Receipts) of Japanese companies.


INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis by investing primarily in established, medium- to large-sized U.S. companies with leading competitive positions.

         Scudder  Tax  Managed  Small  Company  Fund seeks  long-term  growth of
         capital  on  an  after-tax  basis  through   investment   primarily  in
         undervalued stocks of small U.S. companies.


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

        (See "Scudder tax-advantaged retirement plans," "Purchases -- By
         Automatic Investment Plan" and "Exchanges and redemptions -- By
             Automatic Withdrawal Plan" in the Funds' prospectuses.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of each Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of each Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of each Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of each Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------

         Starting                                        Annual Rate of Return
          Age of                     ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------

         Starting                                        Annual Rate of Return
          Age of                      ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder Roth IRA:  Individual Retirement Account

         Shares of each Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

         Shares of each Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

 (See "Distribution and performance information -- Dividends and capital gains distributions" in the Funds' prospectuses.)

         Each Fund intends to follow the practice of distributing substantially all and in no event less than 90% of its investment company taxable income including any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may then claim a credit against their federal income tax liability. If a Fund does not distribute an amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such an amount. (See "TAXES.")

         International Bond Fund intends to declare daily and distribute monthly substantially all of its investment company taxable income resulting from Fund investment activity. Distributions, if any, of net realized capital gains normally will be distributed in November or December. An additional distribution may be made, if necessary. Distributions of certain realized gains or losses on the sale or retirement of securities denominated in foreign currencies held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, are treated as ordinary income or loss and also normally will be made in December and, if necessary, within three months after the Fund's fiscal year end on June 30.

         Global Fund intends to distribute in December substantially all of its investment company taxable income and any net realized capital gains resulting from Fund investment activity. An additional distribution may be made, if necessary.

         All distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions are taxable, whether made in shares or cash. (See "TAXES.")

                             PERFORMANCE INFORMATION

                (See "Distribution and performance information --
             Performance information" in the Funds' prospectuses.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and the life of a Fund, each ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

            Where:
                   P        =       a hypothetical initial investment of $1,000
                   T        =       Average Annual Total Return
                   n        =       number of years
                   ERV      =       ending redeemable value:  ERV is the  value,
                                    at the end of the applicable period, of a
                                    hypothetical   $1,000   investment made  at
                                    the   beginning  of  the applicable period.


           Average Annual Total Return for periods ended June 30, 1998
           -----------------------------------------------------------


                                  One Year         Five Year         Ten Year          Life of the
                                  --------         ---------         --------          -----------
                                                                                         Fund(1)
                                                                                         -------


Global Fund                        14.93%          15.60%            14.18%                --
International Bond Fund            0.10%            0.92%              --                 7.61%



(1)      For the period beginning July 6, 1988.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1

                  Where:

                  C        =       Cumulative Total Return
                  P        =       a hypothetical initial investment of $1,000
                  ERV              ending redeemable value:  ERV is the  value,
                                   at the end of the applicable period, of a
                                   hypothetical   $1,000   investment made  at
                                   the beginning  of  the applicable period.

             Cumulative Total Return for periods ended June 30, 1998
             -------------------------------------------------------

                                  One Year         Five Year         Ten Year       Life of the Fund(1)
                                  --------         ---------         --------       -------------------

Global Fund                        14.93%          106.46%           276.69%               --
International Bond Fund            0.10%            4.68%              --                107.96%


(1)      For the period beginning July 6, 1988.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield of International Bond Fund

         Yield of International Bond Fund is the net annualized SEC yield of the Fund based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b/cd + 1)6-1]

       Where:

                  a   =    dividends  and interest  earned  during the period,
                           including amortization of market premium or accretion of market discount

                  b   =    expenses   accrued   for  the   period   (net  of
                           reimbursements)

                  c   =    the  average  daily  number of  shares  outstanding
                           during the period that were entitled to receive dividends

                  d   =    the  maximum  offering  price per share on the last
                           day of the period


         The SEC yield of International Bond Fund for the 30-day period ended June 30, 1998 was 5.52%.


         Calculation of the Fund's yield does not take into account "Section 988 Transactions." (See "TAXES.")

         From time to time International Bond Fund may advertise potential advantages of investing in foreign markets and may use these figures in an updated form. Past market results are no guarantee of future performance. Data are based on bonds with maturities of at least one year. Source: Salomon Brothers World Government Bond Index.

         Quotations of each Fund's performance are historical, show the performance of a hypothetical investment, and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changed in market conditions and the level of the Fund's expenses.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock

Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, (Trustees)(Directors) and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

         Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

         The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

         Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

         Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

         International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

Scudder's 30% Solution

         The 30 Percent Solution -- A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.

                            ORGANIZATION OF THE FUNDS

             (See "Fund organization" in the Funds' prospectuses.)


         The Funds are separate series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of the Corporation was changed, effective May 28, 1998, from Scudder Global Fund, Inc. Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund are other series of the Corporation.


         The authorized capital stock of the Corporation consists of 800 million shares with $0.01 par value, 100 million shares of which are allocated to Global Fund and 200 million shares of which are allocated to International Bond Fund. Each share of each series of the Corporation has equal voting rights as to each other share of that series as to voting for directors, redemption, dividends and liquidation. Shareholders have one vote for each share held. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. If a series were unable to meet its obligations, the remaining series should not have to assume the unsatisfied obligation of that series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.


         The Directors, in their discretion, may authorize the division of shares of the Funds (or shares of either series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.


         Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The By-Laws provide that the Corporation will indemnify Directors and officers of the Corporation against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Corporation, to the fullest extent permitted by Maryland corporate law as amended from time to time. However, nothing in the Articles of Incorporation or the By-Laws protects or indemnifies a Director or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

  (See "Fund organization -- Investment adviser" in the Funds' prospectuses.)


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc. ("Scudder"), is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance
companies,   colleges,  industrial
corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


         The Adviser maintains a large research department, which conducts continual studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists. The Adviser's international investment management team travels the world, researching hundreds of companies.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of most favorable net results to a Fund.


         The transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder , those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and the Adviser were approved by the Directors on August 6, 1997. At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved the investment management agreements. The investment management agreements became effective as of December 31, 1997 .

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Funds' existing investment management agreements with the Adviser were deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements with the Adviser, which are substantially identical to the investment management agreements dated December 31, 1997 except for the date of execution and termination. These agreements became effective on September 7, 1998, and will be submitted for shareholder approval at special meetings currently scheduled to conclude in December 1998.

         The Agreements dated September 7, 1998 were approved by the Directors on August 6, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.


         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Directors of the Corporation may from time to time establish. The Adviser also advises and assists the officers of the Corporation in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Corporation.

         Under each Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders, supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodians, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such directors, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.

         For the Adviser's services, effective September 11, 1997, Global Fund pays the Adviser an annual fee equal to 1.00% on the first $500 million of average daily net assets, 0.95% on such assets in excess of $500 million, 0.90% on such assets in excess of $1 billion and 0.85% on such assets in excess of $1.5 billion. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         The  investment  advisory fees for the Global Fund for the fiscal years
ended  June  30,  1998,  1997  and  1996,  were  $15,502,974,   $13,450,790  and
$12,360,809, respectively.


         For the Adviser's services effective September 8, 1994, International Bond Fund pays the Adviser an annual fee equal to 0.85% of the first $1 billion of average daily net assets and 0.80% of such assets in excess of $1 billion.

The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         The investment advisory fees for the International Bond Fund for the fiscal years ended June 30, 1998, 1997 and 1996, were $1,444,303, $3,077,316 and
$6,133,574, respectively.


         Under each Agreement, a Fund is responsible for all of its other expenses including organization expenses; fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of capital stock; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Directors, officers and employees who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Corporation may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of Funds. Each Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto. The custodian agreements provide that the custodian shall compute each Fund's net asset value. The Agreements expressly provide that the Adviser shall not be required to pay a pricing agent of the Funds for portfolio pricing services, if any.


         Each Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation , with respect to each Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.


         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the relevant Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian banks. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as Adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Directors may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS


                                                                                               Position with
                                                                                               Scudder Investor
Name, Age and Address           Position with Corporation      Principal Occupation**          Services, Inc.
---------------------           -------------------------      ----------------------          ----------------

Daniel Pierce+ (64)             Chairman of the Board,         Chairman of the Board and        Director, Vice President
                                Director and Vice President    Managing Director of Scudder     and Assistant Treasurer
                                                               Kemper Investments, Inc.

Nicholas Bratt (50)++@          President, Scudder             Managing Director of Scudder     --
                                International Bond Fund        Kemper Investments, Inc.

William E. Holzer++@ (49)       President, Scudder Global      Managing Director of Scudder     --
                                Fund                           Kemper Investments, Inc.

Paul Bancroft III (68)          Director                       Venture Capitalist and           --
79 Pine Lane                                                   Consultant; Retired President,
Box 6639                                                       Chief Executive Officer and
Snowmass Village, CO                                           Director, Bessemer Securities
81615                                                          Corporation

Sheryle J. Bolton (52)          Director                       Chief Executive Officer,         --
5576 Glenbrook Drive                                           Scientific Learning
Oakland, CA                                                    Corporation
94618

William T. Burgin (55)          Director                       General Partner, Bessemer        --
83 Walnut Street                                               Venture Partners
Wellesley, MA
02181-2101

Thomas J. Devine (71)           Director                       Consultant                       --
149 East 73rd Street
New York, NY  10021

Keith R. Fox (44)               Director                       President, Exeter Capital        --
10 East 53rd Street                                            Management Corporation
New York, NY   10022

William H. Gleysteen, Jr.       Director                       Consultant; President, The       --
(72)                                                           Japan Society, Inc.
4937 Crescent Street                                           (1989-December 1995); Vice
Bethesda, MD  20816                                            President of Studies, Council
                                                               on Foreign Relations (until
                                                               1989)

William H. Luers (69)           Director                       President, The Metropolitan      --
993 Fifth Avenue                                               Museum of Art (1986 until
New York, NY 10028                                             present)

Kathryn L. Quirk++* (45)        Director, Vice President       Managing Director of Scudder     Director, Senior Vice
                                and Assistant Secretary        Kemper Investments, Inc.         President, Chief Legal
                                                                                                Officer and Assistant
                                                                                                Clerk

                                       44

                                                                                               Position with
                                                                                               Scudder Investor
Name, Age and Address           Position with Corporation      Principal Occupation**          Services, Inc.
---------------------           -------------------------      ----------------------          ---------------

Joan E. Spero (54)              Director                       President, The Doris Duke        --
                                                               Charitable Foundation

Robert G. Stone, Jr. (75)       Honorary Director              Chairman Emeritus and            --
405 Lexington Avenue                                           Director, Kirby Corporation
New York, NY  10174                                            (inland and offshore marine
                                                               transportation and diesel
                                                               repairs)

Susan E. Dahl+ (33)             Vice President                 Managing Director of Scudder     --
                                                               Kemper Investments, Inc.

Jerard K. Hartman++ (65)        Vice President                 Advisory Managing Director of    --
                                                               Scudder Kemper Investments,
                                                               Inc.

Gary P. Johnson+ (49)           Vice President                 Managing Director of Scudder     --
                                                               Kemper Investments, Inc.

Thomas W. Joseph+ (59)          Vice President                 Senior Vice President of         Director, Vice
                                                               Scudder Kemper Investments,      President, Treasurer and
                                                               Inc.                             Assistant Clerk

Gerald J. Moran++ (59)          Vice President                 Senior Vice President of         --
                                                               Scudder Kemper Investments,
                                                               Inc.

Isabel M. Saltzman+ (44)        Vice President                 Managing Director of Scudder     --
                                                               Kemper Investments, Inc.

Thomas F. McDonough+ (51)       Vice President and             Senior Vice President of         Clerk
                                Secretary                      Scudder Kemper Investments,
                                                               Inc.

John R. Hebble+ ()              Treasurer                      Senior Vice President of         --
                                                               Scudder Kemper Investments,
                                                               Inc.

Caroline Pearson+ (36)          Assistant Secretary            Senior Vice President of         --
                                                               Scudder Kemper Investments,
                                                               Inc.; Associate, Dechert Price
                                                               & Rhoads (law firm) 1989 - 1997


* Mr. Pierce and Ms. Quirk, are considered by the Corporation and its counsel to be persons who are "interested persons" of the Adviser or of the Corporation (within the meaning of the 1940 Act).

**   Unless  otherwise  stated,   all  the  Directors  and  officers  have  been
     associated with their respective companies for more than five years, but not necessarily in the same capacity.

# Ms. Quirk is a member of the Executive Committee, which may exercise the powers of the Directors when they are not in session.

+    Address: Two International Place, Boston, Massachusetts

++   Address: 345 Park Avenue, New York, New York

@ The President of a series shall have the status of Vice President of the Corporation.


         To the knowledge of the Corporation, as of September 30, 1998, all Directors and Officers as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) 785,704 shares, or 1.50% of the shares of the Global Fund outstanding on such date.


         To the knowledge of the Corporation, as of September 30, 1998, all Directors and Officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of International Bond Fund outstanding on such date.


         To the knowledge of the Corporation, as of September 30, 1998, 5,354,921 shares in the aggregate, 10.25% of the outstanding shares of Global Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the knowledge of the Corporation, as of September 30, 1998, 2,209,200 shares in the aggregate, 14.54% of the outstanding shares of International Bond Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


         Except as stated above, to the knowledge of the Corporation, as of September 30, 1998, no person owned beneficially more than 5% of a Fund's outstanding shares.

         The Directors and officers also serve in similar capacities with other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

         The Independent Directors receive the following compensation from the Funds of Global/International Fund, Inc.: an annual trustee's fee of $3,500; a fee of $325 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors'
educational  seminars  or  conferences,   service  on  industry  or  association
committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1997 from the Trust and from all of the Scudder funds as a group.

                            Global/International Fund, Inc.*                  All Scudder Funds
                            --------------------------------                  -----------------

                           Paid by         Paid by                   Paid by                Paid by
Name                      the Fund       the Adviser                the Funds             the Adviser**
----                      --------       -----------                ---------             -------------

Paul Bancroft III,         $39,750          $6,750                   $156,922          $25,950 (20 funds)
Trustee

Sheryle J. Bolton,         $45,750          $6,750                    $86,213          $10,800 (20 funds)
Trustee

William T. Burgin,         $31,205          $6,750                    $85,950          $17,550 (20 funds)
Director

Thomas J. Devine,          $46,500          $6,750                   $186,598          $27,150 (21 funds)
Trustee

Keith R. Fox,***           $8,485          $0                        $134,390          $17,550 (18 funds)
Director

William H. Gleysteen,      $45,000         $6,750                    $136,150@         $19,850 (14 funds)
Jr., Director

William H. Luers,          $45,750          $6,750                   $117,729          $16,350 (20 funds)
Director

Robert G. Stone, Jr.,      $0              $0                         $8,000+         $0  (1 fund)
Honorary Director


* Global/International Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.


** Meetings associated with the Adviser's alliance with Zurich Insurance Company. See "Insurance Adviser" for additional information.

***  Elected as Director on September 3, 1997.

@ This amount does not reflect $5,498 in retirement benefits accrued as part of Fund Complex expenses, and $3,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.

+ This amount does not reflect $6,026 in retirement benefits accrued as part of Fund Complex expenses, and $6,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.


         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         The Corporation has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was most recently approved by the Directors on August 6, 1998.


         Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Funds' registration statement and prospectuses and any amendments and supplements thereto, the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives, the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Corporation unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

      Note: Although neither Fund has a 12b-1 Plan and the Directors have no current intention of adopting one, the Funds would also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Funds' shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Corporation.

                                      TAXES

         (See "Distribution and performance information -- Dividends and capital gains distributions" and "Transaction information -- Tax information, Tax identification number" in the Funds' prospectuses.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, and each has qualified as such since its inception. They intend to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Funds intend to distribute at least annually substantially all, and in no event less than 90%, of their investment company taxable income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his/her share of federal income taxes paid by a Fund on such gains as a credit against his/her own federal income tax liability, and will be entitled to increase the adjusted tax basis of his/her Fund shares by the difference between his/her pro rata share of such gains and his/her tax credit.


         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a Fund. Global Fund and International Bond Fund intend to offset realized capital gains by using their capital loss carryforwards, if any, before distributing any capital gains. In addition, Global Fund and International Bond Fund intend to offset realized capital gains by using their post-October losses, if any, before distributing any capital gains. As of June 30, 1998, Global Fund had no capital loss carryforward. At June 30, 1998, the International Bond Fund had a net tax basis capital loss carryforward of approximately $70,400,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2003, ($64,300,000) and June 30, 2004 ($6,100,000), the respective expiration dates, whichever occurs first.


         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses prescribed by the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.


         Dividends from domestic corporations are expected to comprise some portion of Global Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those monies or the shares of the Fund are deemed to have been held by the Corporation or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction discussed above. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and net foreign currency gains, if any, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income for that year). There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of such Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.


         Each Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and may be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Each Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of a Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

         If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock.

The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.


          Each Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, each Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be reported as ordinary loss to the extent of any net mark-to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Funds may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.


         Equity options (including options on stock and options on narrow-based stock indices) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of the option on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised the character of the gain or loss depends on the holding period of the underlying stock.

         Many futures and forward contracts entered into by a Fund, and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gains or loss from foreign currency related forward contracts, certain futures and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.


         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.


         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially appreciated property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.


         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Funds which must be distributed to shareholders in order to maintain the qualification of the Funds as regulated investment companies and to avoid federal income tax at the Fund's level. In addition, if a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such an event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by a Fund in a written notice to shareholders.

         Each Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Corporation issues to each shareholder a statement of the federal income tax status of all distributions.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Directors review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


         For the fiscal years ended June 30, 1998, 1997 and 1996, Global Fund paid brokerage commissions of $2,451,495, $2,465,215 and $1,291,901, respectively. For the fiscal year ended June 30, 1998, $2,418,493, (98.65 of the total brokerage commissions paid by the Fund) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The total amount of brokerage transactions aggregated $1,339662,980, of which 1,143,947,803 (85.39% of all brokerage transactions) were transactions which included research commissions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.


         In the fiscal years ended June 30, 1998, 1997 and 1996, International Bond Fund paid no brokerage commissions.

Portfolio Turnover


         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. Global Fund's portfolio turnover rate for each of the fiscal years ended June 30, 1998 and 1997 was 51.3% and 40.5%, respectively. International Bond Fund's portfolio turnover rate for each of the fiscal years ended June 30, 1998 and 1997 was 190.1% and 298.2%, respectively. Recent economic and market conditions necessitated more active trading, resulting in the higher portfolio turnover rates. A higher rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objectives.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.


         An exchange-traded equity security is valued at its most recent sale price on such exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation , the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system , but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation, the security is valued at the most recent bid quotation as of the Value Time .

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturity as par shall be valued at amortized cost , which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.


         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The Financial highlights of each Fund included in each Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.


Other Information

         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of the objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The CUSIP number of Global Fund is 378947-20-4.

         The CUSIP number of International Bond Fund is 378947-30-3.

         Global Fund and International Bond Fund each have fiscal years ending on June 30.

         The law firm of Dechert Price & Rhoads is counsel for the Funds.

         The Corporation employs Brown Brothers Harriman and Co., 40 Water Street, Boston, Massachusetts 02109 as Custodian for each Fund. Brown Brothers Harriman and Co. has entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the 1940 Act.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Global Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. International Bond Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.08% of the first

$150 million of average net assets, 0.06% of such assets in excess of $150 million and 0.04% of such assets in excess of $1 billion. For the fiscal years ended June 30, 1997 and 1998, SFAC charged Global Fund aggregate fees of $552,664 and $601,315, respectively, of which $49,387 and $53,367, respectively are unpaid. For the fiscal year ended June 30, 1997 and 1998, SFAC charged International Bond Fund aggregate fees of $285,933 and $154,342, respectively, of which $10,687 is unpaid at June 30, 1998.

         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund. Global Fund pays Scudder Service
Corporation an annual fee of $29.00 for each account maintained for a participant. International Bond Fund pays Scudder Service Corporation an annual fee of $25.00 for each account maintained for a participant. For the fiscal year ended June 30, 1998 Scudder Service Corporation charged Global Fund aggregate fees of $2,508,727, of which $201,807 is unpaid at June 30, 1998. For the fiscal year ended June 30, 1998, Scudder Service Corporation charged International Bond Fund aggregate fees of $462,449, of which $31,045 is unpaid at June 30, 1998.

         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. Each Fund pays Scudder Trust Company an annual fee of $29.00 per shareholder account. Scudder Global Fund incurred fees of $1,195,885, of which $112,140 is unpaid at June 30, 1998. Scudder International Bond Fund incurred fees of $80,418, of which $6,644 is unpaid at June 30, 1998.


         The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning the other Fund.

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Global Fund

         The financial statements, including the Investment Portfolio of Global Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated June 30, 1998, and are hereby deemed to be part of this Statement of Additional Information.

International Bond Fund

         The financial statements, including the Investment Portfolio of International Bond Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated June 30, 1998, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Scudder
Global
Fund

Annual Report
June 30, 1998

Pure No-Load (TM) Funds


For investors seeking long-term growth of capital from a professionally managed portfolio consisting primarily of global equity securities.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                               Scudder Global Fund

--------------------------------------------------------------------------------
Date of Inception:  7/23/86  Total Net Assets as of       Ticker Symbol:  SCOBX
                             6/30/98: $1.77 billion
--------------------------------------------------------------------------------

o For the fiscal year ended June 30, 1998, Scudder Global Fund provided a total return of 14.93%, compared to the 17.02% of the Fund's benchmark, the unmanaged Morgan Stanley Capital International World Index.

o Worldwide, significant growth in Europe and the United States was tempered by continued deterioration in Southeast Asian markets and the recession in Japan.

o The portfolio's 55% weighting in Europe has allowed the portfolio to participate significantly in the European restructuring now underway.




                                Table of Contents

   3  Letter from the Fund's Chairman     20  Financial Highlights
   4  Performance Update                  21  Notes to Financial Statements
   5  Portfolio Summary                   25  Report of Independent Accountants
   6  Portfolio Management Discussion     26  Tax Information
  10  Glossary of Investment Terms        28  Officers and Directors
  11  Investment Portfolio                29  Investment Products and Services
  17  Financial Statements                30  Scudder Solutions


                            2 - Scudder Global Fund

                         Letter from the Fund's Chairman

Dear Shareholders,

     We are pleased to present the annual report for Scudder Global Fund for the fiscal year ended June 30, 1998.

     During the period covered by this report, the U.S. economy enjoyed ongoing strength, including a still-climbing stock market, a strong dollar, high consumer confidence, and low unemployment. Earlier this year the Federal Reserve worried that the U.S. economy was growing too rapidly, but so far the Fed has left interest rates unchanged. Bond prices generally rose during the period and the 30-year Treasury bond yield declined to a new low.

     For its most recent fiscal year ended June 30, 1998, the Fund provided a positive total return of 14.93%. For more detail on the events of the past 12 months and the managers' outlook for the year ahead, please turn to the discussion beginning on page 6.

     For those of you interested in new Scudder products and services, we would like to take this opportunity to highlight two upcoming additions to our international category, both of which are scheduled to begin operations on September 1st. Scudder International Growth Fund will seek long-term capital appreciation by investing primarily in the equity securities of non-U.S. companies with high growth potential, and Scudder International Value Fund will seek long-term capital appreciation by investing primarily in undervalued foreign equity securities. For further information on these new funds, please call 1-800-225-2470.

     Thank you for choosing Scudder Global Fund to help meet your investment needs. If you should have any questions regarding your investment, or any of the Scudder Funds, please do not hesitate to call us at the number above, or visit our Web site at http://funds.scudder.com.


     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman,
     Scudder Global Fund


                            3 - Scudder Global Fund

PERFORMANCE UPDATE as of June 30, 1998
-----------------------------------------------------------------
FUND INDEX COMPARISONS
-----------------------------------------------------------------
                       Total Return
Period     Growth     --------------
Ended        of                Average
6/30/98   $10,000   Cumulative  Annual
---------------------------------------
SCUDDER GLOBAL FUND
---------------------------------------
1 Year    $ 11,493      14.93%   14.93%
5 Year    $ 20,646     106.46%   15.60%
10 Year   $ 37,669     276.69%   14.18%
---------------------------------------
MSCI WORLD INDEX
---------------------------------------
1 Year    $ 11,702      17.02%   17.02%
5 Year    $ 20,671     106.71%   15.62%
10 Year   $ 28,821     188.21%   11.16%
---------------------------------------
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended June 30, 1998

SCUDDER GLOBAL FUND
Year                Amount
---------------------------
'88                 $10,000
'89                 $12,390
'90                 $14,869
'91                 $14,096
'92                 $16,081
'93                 $18,245
'94                 $20,616
'95                 $22,494
'96                 $26,240
'97                 $32,776
'98                 $37,669

MSCI WORLD INDEX
Year                Amount
---------------------------
'88                 $10,000
'89                 $11,247
'90                 $12,047
'91                 $11,457
'92                 $11,941
'93                 $13,943
'94                 $15,369
'95                 $17,007
'96                 $20,143
'97                 $24,628
'98                 $28,821

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia, and the Far East. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------
A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods Ended June 30


                       1989      1990     1991     1992     1993     1994     1995     1996     1997     1998
                     -----------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 17.64   $ 20.36  $ 18.06  $ 19.56  $ 21.63  $ 23.93  $ 25.64  $ 28.73  $ 33.67  $ 32.41
INCOME
DISTRIBUTIONS.....   $   .14   $   .20  $   .37  $   .31  $   .16  $   .24  $   .11  $   .25  $   .28  $   .88
CAPITAL GAINS
DISTRIBUTIONS.....   $   .08   $   .55  $   .83  $   .66  $   .34  $   .26  $   .34  $   .84  $  1.53  $  4.58
FUND TOTAL
RETURN (%)........     23.90     20.00    -5.20    14.09    13.45    12.99     9.11    16.65    24.91    14.93
INDEX TOTAL
RETURN (%)........     12.48      7.09    -4.90     4.22    16.75    10.23    10.67    18.44    22.27    17.02

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.


                            4 - Scudder Global Fund

PORTFOLIO SUMMARY as of June 30, 1998
---------------------------------------------------------------------------
GEOGRAPHICAL
(EXCLUDES CASH EQUIVALENTS AND BONDS)
---------------------------------------------------------------------------
Europe                             55%
United States                      27%
Japan                               6%
Pacific Basin                       4%
Latin America                       3%
Other                               5%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Our largest portfolio theme was
European restructuring, which has
been a major contributor to
returns.

--------------------------------------------------------------------------
SECTOR
(EXCLUDES CASH EQUIVALENTS AND BONDS)
--------------------------------------------------------------------------
Financial                          28%
Manufacturing                      20%
Technology                          8%
Health                              6%
Consumer Staples                    6%
Energy                              5%
Service Industries                  5%
Utilities                           5%
Metals & Minerals                   4%
Other                              13%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The portfolio remained
overweighted in the financial
sector, while reducing its
weighting in utilities.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(17% OF PORTFOLIO)
--------------------------------------------------------------------------
 1.   RWE AG
      Producer and marketer of petroleum
      and chemical products in Germany
 2.   MUENCHENER RUECKVERSICHERUNGS-
      GESELLSCHAFT AG
      Insurance company in Germany
 3.   NOVARITS AG
      Pharmaceutical company in Switzerland
 4.   UNILEVER PLC
      Manufacturer of branded and packaged
      consumer goods, food, detergents and
      personal care products in the
      United Kingdom
 5.   INTERNATIONAL BUSINESS MACHINES
      CORP.
      Principal manufacturer and servicer of
      business and computing machines in the
      United States
 6.   VEBA AG
      Electric utility, distributor of oil
      and chemicals in Germany
 7.   US AIRWAYS GROUP
      Major airline in the United States
 8.   BAYER AG
      Leading chemical producer in Germany
 9.   SAP AG
      Computer software manufacturer in
      Germany
10.   ALLIANZ AG
      Multi-line insurance company in Germany

More than half of the portfolio's
top ten holdings at the end of the
period were in German
corporations.

For more complete details about the Fund's investment portfolio, see page 11. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                            5 - Scudder Global Fund

                         Portfolio Management Discussion
Dear Shareholders,

National equity markets diverged markedly in the first half of 1998, with significant advances in U.S. and European markets being tempered by continued declines in Asia. For its fiscal year ended June 30, 1998, Scudder Global Fund provided a total return of 14.93%. The Fund's benchmark, the unmanaged Morgan Stanley Capital International (MSCI) World Index, returned 17.02% (all returns are reported in terms of U.S. dollars) for the same period.

                               Market Environment

At the end of the first quarter of 1998, a combination of International Monetary Fund financing and government restructuring moves had helped stem the fourth quarter's deterioration in the Asian markets. This stability was short-lived, however, as rapidly deteriorating Asian economic fundamentals and a sliding yen led to further market declines. Meanwhile, President Clinton's visit to China highlighted that country's importance to the United States and the changing politics of Asia. In our view, China has what U.S. investors need -- a useful home for investment capital. Japan does not.

Domestically, the infatuation with large growth stocks continued, leading the U.S. stock market up almost 18% year-to-date. However, corporate profit growth in the United States has slowed to a crawl. While the Asian crisis, a high dollar, and pricing pressures are often cited as reasons, the slowdown looks suspiciously like the maturing of an economic cycle. Record numbers of takeovers and mergers indicate a move by corporations to dominate their markets. These events beg the question: will the earnings growth demanded by investors be achieved via further cost cutting or volume growth?

The real star so far in 1998 has been Continental Europe, with the MSCI Europe Index up 26.5% year-to-date. The current situation has certainly changed since the days of the so-called "Eurosclerosis." A friendly interest rate environment has been created to facilitate the completion of the European Monetary Union
(EMU) arrangements which will give 11 countries one currency on January 1, 1999. The confirmation of Italy and Spain's inclusion in EMU set off sizable rallies in these markets, propelling the MSCI Italy Index up 33.2% and the MSCI Spain Index up 43.9% in the last six months. These increases seem to have occurred as investors realized the benefits of broader European, rather than local, monetary policy. Equally important, however, is the perception of investors that European corporations are rapidly developing a new view of the world. Learning lessons from the U.S. revival, these corporations seem to be striving to use their resources more efficiently -- an imperative if the living standards of Europe's aging population are to be maintained.

Japan's stock market has continued to languish, with the MSCI Japan Index dropping 2.6% in the first six months of 1998. The recently confirmed economic recession in Japan is pressuring the already debilitated banking system and demands further government intervention in the system. In the short term, the choice is between enforcing outright loss on the banks and their customers or wholesale money printing, which could lead to a devaluing currency and


                            6 - Scudder Global Fund
inflation. This unattractive but necessary choice continues to be deferred. Longer term, Japan can choose between freer markets or the continuation of an economy where social harmony is a different goal than economic gain. Against this backdrop of unresolved tangle, it is little surprise that Japanese securities have become relatively cheaper.

                               Portfolio Strategy

On June 30, 1998, the portfolio was 55% invested in Europe, 27% in the United States, 4% in the Asia/Pacific (excluding Japan) region, and 14% in Latin America, Canada, and other countries.

With respect to themes, European restructuring remains the largest theme within our portfolio and has been a major contributor to returns. We foresee this continuing for some years to come, as its ideas are now well appreciated by investors. The largest concentration in the restructuring theme is in German chemical/pharmaceutical giants and the German utility/conglomerates which are responding to the deregulation of the European electricity industry. Recently we added the French auto company Peugeot, which has new leadership, a strong profit outlook, and new appeal in the context of what appears to be a consolidating global auto industry.

Influenced by valuation, our second most heavily weighted theme is entitled "Secure Streams of Income." We anticipate that the same generation that inflated house prices in the 1980s and stock prices in the 1990s will choose to lock in their gains and opt for security as they approach retirement. In our last report, we discussed our investments in


THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

CHART TITLE:

World Stock Market Returns

CHART PERIOD:

 Twelve months ended June 30, 1998

CHART DATA:

 -----------------------------------------------
 Finland                                 65.33%
 Italy                                   62.21%
 Spain                                   49.49%
 Germany                                 45.64%
 France                                  42.23%
 Switzerland                             32.34%
 Denmark                                 31.07%
 U.S.                                    29.97%
 U.K.                                    29.89%
 Sweden                                  27.18%
 Netherlands                             26.66%
 Czech Republic                           4.13%
 Norway                                  -3.43%
 Mexico                                  -8.42%
 Australia                              -14.64%
 Brazil                                 -30.55%
 Japan                                  -31.84%
 Hong Kong                              -48.39%
 Singapore                              -57.77%
 Philippines                            -59.36%
 Korea                                  -68.47%
 Thailand                               -72.34%
 Malaysia                               -74.64%
 Indonesia                              -89.71%
 -----------------------------------------------

Source: Morgan Stanley Capital International indices in U.S. dollars.

                            7 - Scudder Global Fund

U.S. Treasury bonds and electric utilities. More recently we have added Lockheed Martin, whose profits are underpinned by an increasing defense budget and a strong internal efficiency plan. We have recently initiated a position in American Greetings, whose long record of success should be enhanced by some new product initiatives. Equity Residential Properties, a real estate investment trust with national coverage, was also added.

Elsewhere, life insurance investments in our "First World Savings" theme, which are principally in Europe, have continued to appreciate and are now valued on their brand names and distribution systems rather than on the basis of the assets on their balance sheets. Currently, we view this part of the portfolio as a source of funds. The portfolio's emerging market investments have done poorly in recent months, and since the beginning of the year, our weighting in the emerging markets has dropped slightly. While these investments are at the riskier end of the risk-reward spectrum, we remind ourselves that it is only here that the huge amounts of wealth that are being generated today can be absorbed.

The portfolio's largest positions include the Swiss pharmaceutical firm Novartis, the German industrial conglomerate RWE, and the U.K.-based consumer product firm Unilever.

                                     Outlook

The key question for the portfolio management team is whether our European-oriented themes are nearing maturity given the market's enthusiasm for these stocks and their resulting valuations. The valuations of some insurance stocks, for instance, have begun to reflect a great deal of optimism on the


                            8 - Scudder Global Fund
growth rate and profitability of new policies, as well as on the possibility of takeovers. In part, our response to this challenge has been, together with the Scudder Kemper Investments analysts, to focus on identifying those companies whose valuations fully reflect their restructuring or earnings potential, making them potential sell candidates. Value remains in most of our holdings, but in some it is eroding. Ultimately, however, the best judge of value is the attractiveness of alternative investments, and the search for these, as always, prompts us to examine what is going on in the broader global context.

In our view, the global environment is one characterized by a particularly powerful long-term demographic trend -- one which is oversupplying the world with capital. Going forward, we expect this imbalance to have important implications for many of our themes, particularly "Secure Streams of Income." Positioning the portfolio ahead of these expected events remains a primary focus of the portfolio management team.

Sincerely,
Your Portfolio Management Team


/s/William E. Holzer       /s/Diego Espinosa

William E. Holzer          Diego Espinosa


/s/Nicholas Bratt

Nicholas Bratt


                              Scudder Global Fund:
                          A Team Approach to Investing

  Scudder Global Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

  Lead Portfolio Manager William E. Holzer has had day-to-day responsibility for Scudder Global Fund's worldwide strategy and investment themes since its inception in 1986. Mr. Holzer, who has over 21 years' experience in global investing, joined the Adviser in 1980. Diego Espinosa, Portfolio Manager, joined the team in 1997 and the Adviser in 1996. Mr. Espinosa is also responsible for development of the Fund's strategy and management of the portfolio on a daily basis. Mr. Espinosa has seven years of investment industry experience. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined the Adviser in 1976 and the team in 1993.


                            9 - Scudder Global Fund

                          Glossary of Investment Terms


 CURRENCY DEVALUATION             A significant decline of a currency's value
                                  relative to other currencies, such as the U.S. dollar. This may be prompted by trading or central bank intervention (or the lack of intervention) in the currency markets. For
                                  U.S. investors who are investing overseas, a devaluation of a foreign currency can have the effect of reducing an investment's total return.

 EXCHANGE RATE                    The price at which one country's currency is
                                  exchangeable for another currency. Currencies represent a store of value in the economic, political, and financial health of the home country. Changes in its value add to or subtract from an investor's return.

 FUNDAMENTAL RESEARCH             Analysis of a company's financial statements
                                  to project future stock price changes.
                                  Considers past records of sales and earnings as well as the future impact of products, consumer markets, and management in weighting a company's prospects. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements.

 LIQUIDITY                        A characteristic of an investment or an asset
                                  referring to the ease of convertibility into cash within a reasonably short period of time.

 MARKET CAPITALIZATION            The value of a company's outstanding shares
                                  of common stock, determined by multiplying the number of shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.
                                  "Large-cap" stocks tend to be more liquid and less volatile, while "small-cap" stocks have greater potential earnings growth and are typically more volatile.

 PRICE/EARNINGS RATIO             A widely used gauge of a stock's valuation
 (also "P/E" or "earnings         that indicates what investors are paying for
 multiple")                       a company's earnings on a per share basis. A
                                  high earnings multiple indicates a high
                                  expected growth rate and greater risk; a lower multiple is associated with mature or out-of-favor companies, and lower stock price volatility.

 TRANSPARENCY                     The degree to which investors can evaluate
                                  whether a company is managed in the interests of shareholders. Transparency is often not as good in developing markets where disclosure requirements may be less stringent, and protectionism, subsidies, and cronyism may distort the business environment.

(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

                            10 - Scudder Global Fund

                    Investment Portfolio as of June 30, 1998

                                                                                                Principal            Market
                                                                                             Amount ($) (c)         Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.4%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 6/30/1998 at 5.75%
  to be repurchased at $40,921,535 on 7/1/1998, collateralized by a $40,906,000                                  -------------
  U.S. Treasury Note, 3.625%, 1/15/2008 (Cost $40,915,000) ..............................     40,915,000            40,915,000
                                                                                                                 -------------

Bonds 9.1%
------------------------------------------------------------------------------------------------------------------------------
Japan 0.6%
SB Treasury Company LLC, 9.4% to 6/30/2008, variable rate to 12/29/2049 .................     11,000,000            10,945,000
                                                                                                                 -------------
United Kingdom 2.8%
United Kingdom Treasury Bond, 8.5%, 7/16/2007 .........................................GBP    21,798,000            42,816,623
United Kingdom Treasury Bond, 3.5%, 12/29/2049 ........................................GBP     6,014,200             6,178,887
                                                                                                                 -------------
                                                                                                                    48,995,510
                                                                                                                 -------------
United States 5.7%
U.S. Treasury Bond, 6.375%, 8/15/2027 ...................................................     43,315,000            47,565,068
U.S. Treasury Separate Trading of Registered Interest and Principal of Securities
  (Principal only), 8/15/2021 ...........................................................    195,700,000            52,226,459
                                                                                                                 -------------
                                                                                                                    99,791,527
------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Cost $146,542,048)                                                                                    159,732,037
------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 88.5%
------------------------------------------------------------------------------------------------------------------------------
Argentina 0.9%
Electricidad Argentina S.A. "A" (ADS)* (Electric utility) (b) ...........................        253,143             3,797,145
YPF S.A. "D" (ADR) (Petroleum company) ..................................................        422,300            12,695,394
                                                                                                                 -------------
                                                                                                                    16,492,539
                                                                                                                 -------------
Australia 1.7%
Broken Hill Proprietary Co. Ltd. (Petroleum, minerals and steel) ........................        811,800             6,878,576
Foster's Brewing Group, Ltd. (Leading brewery) ..........................................      3,682,700             8,686,940
WMC Ltd. (Mineral exploration and production) ...........................................        269,200               812,135
Woodside Petroleum Ltd. (Major oil and gas producer) ....................................      2,763,700            13,827,472
                                                                                                                 -------------
                                                                                                                    30,205,123
                                                                                                                 -------------
Austria 0.4%
Flughafen Wien AG (Operator of terminals and facilities at Vienna International
  Airport) ..............................................................................        146,900             7,051,200
                                                                                                                 -------------
Bermuda 1.1%
EXEL Ltd. (ADR) (Provider of liability insurance) .......................................        142,700            11,103,844
Mid Ocean, Ltd. (Property and casualty insurance company) ...............................         92,250             7,241,625
                                                                                                                 -------------
                                                                                                                    18,345,469
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                            11 - Scudder Global Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Brazil 1.7%
Aracruz Celulose S.A. (ADR) (Producer of eucalyptus kraft pulp) .........................        605,400             6,924,263
Companhia Cervejaria Brahma (pfd.) (Leading beer producer and distributor) ..............     16,940,000            10,545,848
Companhia Vale do Rio Doce (pfd.) "A" (Diverse mining and industrial complex) ...........        621,200            12,675,907
                                                                                                                 -------------
                                                                                                                    30,146,018
                                                                                                                 -------------
Canada 2.7%
BCE, Inc. (Telecommunication services) ..................................................        235,000             9,957,018
Canadian National Railway Co. (Railroad operator) .......................................        261,400            13,891,122
Canadian Pacific Ltd. (Ord.) (Transportation and natural resource conglomerate) .........        492,656            13,860,187
Molson Cos., Ltd. "A" (Brewery) .........................................................        484,000             8,798,206
                                                                                                                 -------------
                                                                                                                    46,506,533
                                                                                                                 -------------
China 0.5%
American Standard China "B"* (Plumbing products) (b) ....................................            526             5,260,000
Huaneng Power International, Inc. Series "N" (ADR)* (Developer and operator of
  large coal-fired power plants) ........................................................        319,300             4,290,594
                                                                                                                 -------------
                                                                                                                     9,550,594
                                                                                                                 -------------
France 5.2%
AXA S.A. (Insurance group providing insurance, finance and real estate services) ........        166,205            18,694,179
Assurances Generales de France (Health, life, and liability insurance) ..................        293,957            16,633,755
Canal Plus (Leading pay television network) .............................................         51,486             9,623,233
Michelin "B" (Leading tire manufacturer) ................................................        251,493            14,517,931
PSA Peugeot Citroen (Manufacturer of automobiles and light commercial vehicles) .........         65,670            14,120,945
Rhodia S.A.* (Drug manufacturer and chemicals specialist) ...............................         41,138             1,147,240
Schneider S.A. (Manufacturer of electronic components and automated manufacturing
   systems) .............................................................................        200,480            15,986,802
                                                                                                                 -------------
                                                                                                                    90,724,085
                                                                                                                 -------------
Germany 19.2%
Allianz AG (Multi-line insurance company) ...............................................         82,017            27,359,468
Allianz AG (New) ........................................................................          2,412               797,914
BASF AG (Leading international chemical producer) .......................................        424,799            20,201,600
BHF-Bank AG (Universal banking services) ................................................        201,800             7,688,578
Bayer AG (Leading chemical producer) ....................................................        551,474            28,565,384
Bayerische Vereinsbank AG (Commercial bank) .............................................        316,463            26,852,363
Commerzbank AG (Worldwide multi-service bank) ...........................................        222,386             8,472,905
Deutsche Telekom AG (Telecommunication services) ........................................        329,341             9,022,791
Deutsche Telekom AG (ADR) ...............................................................        241,700             6,646,750
Heidelberger Druckmaschinen AG (Manufacturer of commercial printing presses) ............         63,043             5,226,924
Hoechst AG (Chemical producer) ..........................................................        512,301            25,783,388

    The accompanying notes are an integral part of the financial statements.


                            12 - Scudder Global Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG (Insurance company) .......................         20,234             7,226,629
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) ..............................         52,343            26,009,665
RWE AG (pfd.) (Producer and marketer of petroleum and chemical products) ................        644,114            38,150,667
SAP AG (pfd.) (Computer software manufacturer) ..........................................         41,867            28,443,044
Schering AG (Pharmaceutical and chemical producer) ......................................        145,918            17,196,337
VEBA AG (Electric utility, distributor of oil and chemicals) ............................        430,095            28,944,918
VIAG AG (Provider of electrical power and natural gas services, aluminum products,
  chemicals, ceramics and glass) ........................................................         34,476            23,746,883
                                                                                                                 -------------
                                                                                                                   336,336,208
                                                                                                                 -------------
Ghana 0.0%
Ashanti Goldfields Co., Ltd. (GDR) (Leading gold producer) ..............................         27,194               220,951
                                                                                                                 -------------
Hong Kong 1.2%
Cheung Kong Holdings Ltd. (Real estate company) .........................................        648,000             3,194,837
Citic Pacific Ltd. (Diversified holding company) ........................................      3,230,000             5,773,813
Hutchison Whampoa, Ltd. (Container terminal and real estate company) ....................      1,795,000             9,452,246
New World Development Co., Ltd. (Property investment and development,
  construction and engineering, hotels and restaurants, telecommunications) .............      1,693,751             3,279,074
                                                                                                                 -------------
                                                                                                                    21,699,970
                                                                                                                 -------------
Hungary 0.2%
The First Hungary Fund Limited "A"* (Investment company) ................................          3,619             4,342,800
                                                                                                                 -------------
India 0.0%
Housing Development Finance Corp. Ltd. (Housing finance provider to individuals,
  corporations and developers) ..........................................................            340                24,000
                                                                                                                 -------------
Italy 0.8%
Istituto Nazionale delle Assicurazioni (Insurance company) ..............................      5,032,900            14,304,852
                                                                                                                 -------------
Japan 5.0%
Canon Inc. (Leading producer of visual image and information equipment) .................        378,000             8,620,765
Daiwa Securities Co., Ltd. (Brokerage and other financial services) .....................      1,192,000             5,152,215
Matsushita Electric Industrial Co., Ltd. (Leading manufacturer of consumer
  electronic products) ..................................................................        788,000            12,722,560
Minebea Co., Ltd. (Manufacturer of bearings, electronic equipment, machinery parts) .....      1,024,000            10,238,517
Nichiei Co., Ltd. (Finance company for small- and medium-sized firms) ...................        120,340             8,224,802
Nomura Securities Co., Ltd. (Financial advisor, securities broker and underwriter) ......      1,182,000            13,820,808
Ono Pharmaceutical Co., Ltd. (Producer of medicines for human and veterinary uses) ......        141,000             3,389,227
Shohkoh Fund & Co., Ltd. (Finance company for small- and medium-sized firms) ............         29,800             7,357,226
Sumitomo Metal Mining Co., Ltd. (Leading gold, nickel and copper mining company) ........      1,427,000             5,816,688
The Nichido Fire & Marine Insurance Co., Ltd. (Property and casualty insurance company) .      1,005,000             5,275,304

    The accompanying notes are an integral part of the financial statements.


                            13 - Scudder Global Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd. (Leading manufacturer of ethical drugs) .............        342,000             7,155,951
                                                                                                                 -------------
                                                                                                                    87,774,063
                                                                                                                 -------------
Korea 0.2%
Samsung Display Devices Co. (Leading manufacturer of CRT and picture tubes) .............         12,963               354,051
Samsung Electronics Co. Ltd. (Non-voting GDS) (Major electronics manufacturer) ..........        348,698             2,963,933
Samsung Electronics Co. Ltd. (Voting GDR) ...............................................         21,831               346,567
                                                                                                                 -------------
                                                                                                                     3,664,551
                                                                                                                 -------------
Netherlands 2.2%
AEGON Insurance Group NV (Insurance company) ............................................        252,544            21,994,926
ING Groep NV (Insurance and financial services) .........................................        240,315            15,750,607
                                                                                                                 -------------
                                                                                                                    37,745,533
                                                                                                                 -------------
Singapore 0.0%
Development Bank of Singapore (Foreign Registered) (Banking and financial services) .....          4,000                22,209
Overseas Union Bank Ltd. (Foreign registered) (Provider of banking and
  financial services) ...................................................................         10,000                21,972
                                                                                                                 -------------
                                                                                                                        44,181
                                                                                                                 -------------
South Africa 0.8%
Anglo American Platinum Corp., Ltd. (ADR) (Leading platinum producer) ...................        302,586             3,328,446
Anglo American Platinum Corp., Ltd. .....................................................         60,000               652,614
Impala Platinum Holdings Ltd. (ADR) (Mines and markets platinum group metals) ...........        468,500             4,029,100
Sasol Ltd. (Coal mining and processing, crude oil exploration and refining,
  petrochemical production) .............................................................        921,600             5,338,442
                                                                                                                 -------------
                                                                                                                    13,348,602
                                                                                                                 -------------
Sweden 2.6%
AGA AB "B" (Free) (Producer and distributor of industrial and medical gases) ............        509,700             7,800,226
Astra AB "A" (Free) (Pharmaceutical company) ............................................        713,233            14,583,163
Skandia Forsakrings AB (Free) (Financial conglomerate) ..................................      1,599,600            22,874,360
                                                                                                                 -------------
                                                                                                                    45,257,749
                                                                                                                 -------------
Switzerland 8.5%
Ciba Specialty Chemicals AG (Registered) (Manufacturer of chemical products for
  plastics, coatings, fibers and fabrics) ...............................................        161,271            20,740,624
Clariant AG (Registered) (Manufacturer of color chemicals) ..............................         32,159            21,215,638
Credit Suisse Group (Registered) (Provider of bank services, management services
  and life insurance) ...................................................................        117,808            26,256,488
Nestle SA (Registered) (Food manufacturer) ..............................................          9,609            20,597,513
Novartis AG (Registered) (Pharmaceutical company) .......................................         19,095            31,827,102
Swiss Reinsurance (Registered) (Life, accident and health insurance company) ............         10,774            27,292,521
                                                                                                                 -------------
                                                                                                                   147,929,886
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                            14 - Scudder Global Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
United Kingdom 10.0%
BOC Group PLC (Producer of industrial gases) ............................................      1,056,541            14,403,929
Carlton Communications PLC (Television post production products and services) ...........      2,105,894            18,811,729
General Electric Co., PLC (Manufacturer of power, communications and defense
  equipment and other various electrical components) ....................................      3,243,400            27,971,082
National Grid Group PLC (Owner and operator of electric transmission systems) ...........      2,613,920            17,632,427
Railtrack Group PLC (Operator of railway infrastructure) ................................        542,500            13,306,382
Reuters Group PLC (International news agency) ...........................................      1,607,532            18,386,058
Rio Tinto PLC (Mining and finance company) ..............................................        510,530             5,753,915
Shell Transport & Trading PLC (Part owner of Royal Dutch Shell Co.)
  (Petroleum producer) ..................................................................      2,152,100            15,163,985
SmithKline Beecham PLC (Manufacturer of ethical drugs and healthcare products) ..........        972,106            11,873,162
Unilever PLC (Manufacturer of branded and packaged consumer goods, food, detergents
  and personal care products) ...........................................................      2,895,900            30,849,113
                                                                                                                 -------------
                                                                                                                   174,151,782
                                                                                                                 -------------
United States 23.6%
Advanced Micro Devices Inc.* (Manufacturer of semiconductors and integrated circuits) ...        557,000             9,503,806
American Greeting Corp., "A" (Designer of greeting cards) ...............................         87,400             4,451,938
Biogen Inc.* (Biotechnology research and development) ...................................        143,820             7,047,180
Boeing Co. (Manufacturer of jet airplanes) ..............................................        331,900            14,790,294
Boston Scientific Corp.* (Developer and producer of medical devices) ....................        165,000            11,818,125
CINergy Corp. (Holding company of electrical utilities in Ohio, Indiana and Kentucky) ...        799,100            27,968,500
Charles Schwab Corp. (Discount brokerage services) ......................................        167,650             5,448,625
Duke Energy Corp. (Electric utility in the Carolinas) ...................................        165,400             9,799,950
Electronic Data Systems Corp.* (Provider of information technology services) ............        561,000            22,440,000
Enron Corp. (Major natural gas pipeline system) .........................................        354,700            19,175,969
Equity Residential Properties Trust (REIT) (Owner of apartment properties) ..............        363,300            17,234,044
First Data Corp. (Credit-card processing services) ......................................        576,800            19,214,650
Guidant Corp. (Developer and manufacturer of products used in minimally
  invasive surgery) .....................................................................        111,700             7,965,606
International Business Machines Corp. (Principal manufacturer and servicer of
  business and computing machines) ......................................................        253,640            29,121,043
Lockheed Martin Corp. (Manufacturer of aircraft, missiles and space equipment) ..........        159,700            16,908,238
MBIA, Inc. (Insurer of municipal bonds) .................................................        353,500            26,468,313
Newmont Mining Corp. (International gold exploration and mining company) ................        221,700             5,237,663
Parametric Technology Corp.* (Mechanical design software producer) ......................        529,400            14,359,975
Praxair, Inc. (Producer of industrial gases and specialized coatings) ...................        325,900            15,256,194
Sabre Group Holdings Inc.* (Travel reservation system provider) .........................        346,200            13,155,600
Prologis Trust (REIT) (Global owner of corporate distribution facilities) ...............        219,800             5,495,000

    The accompanying notes are an integral part of the financial statements.


                            15 - Scudder Global Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Sterling Commerce, Inc.* (Producer of electronic data interchange products
  and services) .........................................................................         81,600             3,957,600
Stillwater Mining Co.* (Exploration and development of mines in Montana
  producing platinum, palladium and associated metals) ..................................        472,900            12,827,413
Tele-Communications Inc. "A"* (New) (Cable TV systems and microwave services) ...........        429,800            16,520,438
Tele-Communications International, Inc. "A"* (Telecommunication and broadband
  cable television services) ............................................................        306,100             6,150,697
UNUM Corp. (Provider of disability, health and life insurance and group
  pension products) .....................................................................        468,100            25,979,550
US Airways Group, Inc.* (Major airline) .................................................        361,200            28,625,100
Williams Cos., Inc. (Gas pipeline operator, petroleum producer) .........................        487,600            16,456,500
                                                                                                                 -------------
                                                                                                                   413,378,011
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,091,116,935)                                                                        1,549,244,700
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,278,573,983) (a)                                                   1,749,891,737
------------------------------------------------------------------------------------------------------------------------------

*     Non-income producing security.

(a) The cost for federal income tax purposes was $1,287,319,520. At June 30, 1998, net unrealized appreciation for all securities based on tax cost was $462,572,217. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $540,737,850 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $78,165,633.

(b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $9,057,145 (0.51% of net assets). Their values have been estimated by the Board of Directors in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at June 30, 1998 aggregated $9,690,003. These securities may also have certain restrictions as to resale.

  (c) Principal amount is stated in U.S. dollars unless otherwise noted.

Currency Abbreviation

GBP      British Pound

    The accompanying notes are an integral part of the financial statements.


                            16 - Scudder Global Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                               as of June 30, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $1,278,573,983) ...............   $1,749,891,737
                 Cash ..................................................................          402,100
                 Receivable for investments sold .......................................       15,111,172
                 Receivable for Fund shares sold .......................................        3,680,096
                 Dividends and interest receivable .....................................        4,518,988
                 Foreign taxes recoverable .............................................        1,383,146
                 Unrealized appreciation on forward currency exchange contracts ........          198,653
                 Other assets ..........................................................           15,940
                                                                                            ----------------
                 Total assets ..........................................................    1,775,201,832
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Due to custodian ......................................................        2,433,022
                 Payable for investments purchased .....................................        2,617,017
                 Payable for Fund shares redeemed ......................................        1,341,597
                 Unrealized depreciation on forward currency exchange contracts ........          425,716
                 Accrued management fee ................................................        1,347,054
                 Other payables and accrued expenses ...................................          829,684
                                                                                            ----------------
                 Total liabilities .....................................................        8,994,090
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $1,766,207,742
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ...................................       19,397,657
                 Net unrealized appreciation (depreciation) on:
                    Investments ........................................................      471,317,754
                    Foreign currency related transactions ..............................        (558,172)
                 Accumulated net realized gain .........................................       91,853,687
                 Paid-in capital .......................................................    1,184,196,816
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $1,766,207,742
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($1,766,207,742 / 54,499,264 shares of capital stock outstanding,
                    $.01 par value, 100,000,000 shares authorized) .....................           $32.41

    The accompanying notes are an integral part of the financial statements.


                            17 - Scudder Global Fund

                             Statement of Operations
                            year ended June 30, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of withholding taxes of $2,574,387) ....................    $ 26,308,042
                 Interest ..............................................................      15,319,879
                                                                                            ----------------
                                                                                              41,627,921
                                                                                            ----------------
                 Expenses:
                 Management fee ........................................................      15,502,974
                 Services to shareholders ..............................................       4,366,811
                 Custodian and accounting fees .........................................       1,346,108
                 Directors' fees .......................................................          64,604
                 Reports to shareholders ...............................................         369,994
                 Legal .................................................................          35,644
                 Auditing ..............................................................         110,033
                 Registration fees .....................................................          44,853
                 Other .................................................................         180,148
                                                                                            ----------------
                                                                                              22,021,169
                --------------------------------------------------------------------------------------------
                 Net investment income                                                        19,606,752
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ...........................................................     196,385,956
                 Foreign currency related transactions .................................      16,473,631
                                                                                            ----------------
                                                                                             212,859,587
                                                                                            ----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ...........................................................       2,598,086
                 Foreign currency related transactions .................................      (4,768,271)
                                                                                            ----------------
                                                                                              (2,170,185)
                --------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                  210,689,402
                --------------------------------------------------------------------------------------------

                --------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $230,296,154
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                            18 - Scudder Global Fund

                       Statements of Changes in Net Assets

                                                                                Years Ended June 30,
Increase (Decrease) in Net Assets                                              1998              1997
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .................................  $  19,606,752     $   8,405,280
                 Net realized gain (loss) from investment transactions .    212,859,587       149,183,592
                 Net unrealized appreciation (depreciation) on
                    investment transactions during the period ..........     (2,170,185)      167,660,881
                                                                         ----------------  ----------------
                 Net increase (decrease) in net assets resulting from
                    operations .........................................    230,296,154       325,249,753
                                                                         ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income .................................    (41,122,886)      (13,198,024)
                                                                         ----------------  ----------------
                 Net realized gains from investment transactions .......   (214,025,939)      (72,385,950)
                                                                         ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold .............................    528,099,294       286,843,471
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ......................    242,394,548        80,805,423
                 Cost of shares redeemed ...............................   (583,899,199)     (370,563,589)
                                                                         ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .......................................    186,594,643        (2,914,695)
                                                                         ----------------  ----------------
                 Increase (decrease) in net assets .....................    161,741,972       236,751,084
                 Net assets at beginning of period .....................  1,604,465,770     1,367,714,686
                 Net assets at end of period (including undistributed
                    net investment income of $19,397,657 and             ----------------  ----------------
                    $21,810,028, respectively) ......................... $1,766,207,742    $1,604,465,770
                                                                         ----------------  ----------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Shares outstanding at beginning of period .............     47,646,208        47,606,518
                                                                         ----------------  ----------------
                 Shares sold ...........................................     16,505,655         9,673,152
                 Shares issued to shareholders in reinvestment of
                    distributions ......................................      8,610,819         2,905,119
                 Shares redeemed .......................................    (18,263,418)      (12,538,581)
                                                                         ----------------  ----------------
                 Net increase (decrease) in Fund shares ................      6,853,056            39,690
                                                                         ----------------  ----------------
                 Shares outstanding at end of period ...................     54,499,264        47,646,208
                                                                         ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                            19 - Scudder Global Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     Years Ended June 30,
                                                                   1998(a)     1997(a)      1996        1995      1994(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                 -----------------------------------------------------------
Net asset value, beginning of period ..........................   $ 33.67     $ 28.73    $ 25.64     $ 23.93     $ 21.63
                                                                 -----------------------------------------------------------
Income from investment operations:
Net investment income .........................................       .38         .17        .24         .25         .23
Net realized and unrealized gain (loss) on investments ........      3.82        6.58       3.94        1.91        2.57
                                                                 -----------------------------------------------------------
Total from investment operations ..............................      4.20        6.75       4.18        2.16        2.80
                                                                 -----------------------------------------------------------
Less distributions from:
Net investment income .........................................      (.88)       (.28)      (.25)       (.11)       (.24)
Net realized gains from investment transactions ...............     (4.58)      (1.53)      (.84)       (.34)       (.26)
                                                                 -----------------------------------------------------------
Total distributions ...........................................     (5.46)      (1.81)     (1.09)       (.45)       (.50)
                                                                 -----------------------------------------------------------

                                                                 -----------------------------------------------------------
Net asset value, end of period ................................   $ 32.41     $ 33.67    $ 28.73     $ 25.64     $ 23.93
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..............................................     14.93       24.91      16.65        9.11       12.99
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................     1,766       1,604      1,368       1,168       1,096
Ratio of operating expenses to average daily net assets (%) ...      1.34        1.37       1.34        1.38        1.45
Ratio of net investment income to average daily net
  assets (%) ..................................................      1.19         .59        .84        1.03         .97
Portfolio turnover rate (%) ...................................      51.3        40.5       29.1        44.4        59.7

(a) Per share amounts have been calculated using weighted average shares outstanding.


                            20 - Scudder Global Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Global Fund (the "Fund") is a diversified series of Global/International Fund, Inc. (formerly Scudder Global Fund, Inc.), a Maryland corporation (the "Corporation") registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market, Inc. ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported on Nasdaq. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market instruments with an original maturity over sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

  (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

  (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.


                            21 - Scudder Global Fund

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distribution of net investment income is made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated investments, forward contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discounts are accreted for both tax and financial reporting purposes.


                            22 - Scudder Global Fund

                      B. Purchases and Sales of Securities

For the year ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $630,003,661 and $693,632,315, respectively. Purchases and sales of U.S. Government obligations aggregated $201,632,151 and $114,322,079, respectively.

                               C. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1% of the first $500,000,000 of average daily net assets, .95% of the next $500,000,000 of such assets, 0.90% of such assets in excess of $1,000,000,000 and effective September 11, 1997, .85% on such net assets in excess of $1,500,000,000 computed and accrued daily and payable monthly. For the year ended June 30, 1998, the fee pursuant to the agreement amounted to $15,502,974, which was equivalent to an annualized effective rate of .94% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. Included in services to shareholders is $2,508,727 charged to the Fund by SSC during the year ended June 30, 1998, of which $201,807 is unpaid at June 30, 1998.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended June 30, 1998, the amount charged to the Fund by STC aggregated $1,195,885, of which $112,140 is unpaid at June 30, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1998, the amount charged to the Fund by SFAC aggregated $601,315, of which $53,367 is unpaid at June 30, 1998.

The Fund pays each Director not affiliated with the Adviser an annual retainer, divided equally among the series of the Corporation, plus specified amounts for attended board and committee meetings. For the year ended June 30, 1998, Directors' fees and expenses aggregated $64,604.


                            23 - Scudder Global Fund

                                 D. Commitments

As of June 30, 1998, the Fund had entered into the following forward foreign currency exchange contracts resulting in net unrealized depreciation of $227,063.

                                                                                                 Net Unrealized
                                                                                                  Appreciation
                                                                               Settlement        (Depreciation)
            Contracts to Deliver                  In Exchange For                 Date               (U.S.$)
      ---------------------------------   ---------------------------------   --------------   --------------------
      ---------------------------------   ---------------------------------   --------------   --------------------
      Deutsche Marks        18,742,507    U.S. Dollars          10,497,063      7/31/98              83,600
      Deutsche Marks        47,325,548    U.S. Dollars          26,435,900      8/17/98             115,053
      Deutsche Marks        31,100,934    U.S. Dollars          17,095,000      8/17/98           (202,273)
      Japanese Yen       6,262,963,580    U.S. Dollars          45,716,397      9/28/98           (223,443)
                                                                                                  --------
                                                                                                  (227,063)
                                                                                                  ========


                               E. Lines of Credit

The Fund and several affiliated funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                            24 - Scudder Global Fund

                        Report of Independent Accountants

To the Board of Directors of Global/International Fund, Inc. and to the Shareholders of Scudder Global Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Global Fund, Inc. (the "Fund") at June 30, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


Boston, Massachusetts                                 PricewaterhouseCoopers LLP
August 12, 1998


                            25 - Scudder Global Fund

                                Tax Information

The Fund paid distributions of $4.38 per share from net long-term capital gains during its year ended June 30, 1998, of which 61.40% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $187,000,000 as capital gains dividends for its year ended June 30, 1998, of which 97% represents 20% rate gains.

The Fund paid foreign taxes of $2,574,387 and earned $15,779,736 of foreign source income during the year ended June 30, 1998. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.05 per share as foreign taxes paid and $.29 per share as income earned from foreign sources for the year ended June 30, 1998.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                            26 - Scudder Global Fund

                                    This Page
                                  intentionally
                                   left blank.


                            27 - Scudder Global Fund

                             Officers and Directors


Daniel Pierce*
Chairman of the Board, Director
and Vice President

William E. Holzer*
President

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Chief Executive Officer
and Director, Scientific Learning
Center

Nicholas Bratt*
Director

William T. Burgin*
Director; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; Private Equity Investor

William H. Gleysteen, Jr.
Director; Consultant

William H. Luers
Director; President, The
Metropolitan Museum of Art

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus and Director, Kirby
Corporation

Susan E. Dahl*
Vice President

Jerard K. Hartman*
Vice President

Gary P. Johnson*
Vice President

Thomas W. Joseph*
Vice President

Gerald J. Moran*
Vice President

Isabel M. Saltzman*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.


                            28 - Scudder Global Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                            29 - Scudder Global Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                            30 - Scudder Global Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                            31 - Scudder Global Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

[LOGO]

Scudder
International
Bond Fund

Annual Report
June 30, 1998

Pure No-Load(TM) Funds

For investors seeking an easy and low-cost way to broaden their income-oriented investments beyond U.S. borders. Invests primarily in high-grade bonds denominated in foreign currencies.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                         Scudder International Bond Fund

--------------------------------------------------------------------------------
Date of Inception:  7/6/88   Total Net Assets as of      Ticker Symbol:  SCIBX
                             6/30/98: $145.8 million
--------------------------------------------------------------------------------

o The world's developed markets provided solid gains over the past year, spurred by low inflation, moderate economic growth, and heightened volatility in the emerging markets. The U.S. dollar advanced against most currencies, however, capping gains for U.S. investors overseas.

o Scudder International Bond Fund provided a 5.52% 30-day SEC yield as of June 30, 1998, and a 0.10% total return for the 12-month period through June.

o The Fund continued to focus its investment strategy in Europe, where the coming monetary union is creating opportunities for potential income and capital appreciation. Meanwhile, careful investment in the emerging markets provided a boost to the Fund's yield.



                                Table of Contents

   3  Letter from the Fund's Chairman     16  Financial Highlights
   4  Performance Update                  17  Notes to Financial Statements
   5  Portfolio Summary                   23  Report of Independent Accountants
   6  Portfolio Management Discussion     24  Officers and Directors
   9  Investment Portfolio                25  Investment Products and Services
  13  Financial Statements                26  Scudder Solutions


                      2 - Scudder International Bond Fund

                         Letter from the Fund's Chairman

Dear Shareholders,

     We are pleased to present the annual report for Scudder International Bond Fund for the fiscal year ended June 30, 1998.

     The period was marked by generally declining interest rates globally and rising bond prices. The surging strength of the U.S. dollar against many of the world's currencies, however, detracted from returns for international fixed-income securities. The Fund's managers took advantage of opportunities where they were available, particularly by focusing on Europe. Longer term, we believe the Fund's approach to managing currency risk and modest exposure to emerging markets will benefit performance. For more detail on the events of the past 12 months and the outlook for the year ahead, please turn to the discussion beginning on page 6.

     For those of you interested in new Scudder products and services, we would like to take this opportunity to highlight two upcoming additions to our international category, both of which are scheduled to begin operations on September 1st. Scudder International Growth Fund will seek long-term capital appreciation by investing primarily in the equity securities of non-U.S. companies with high earnings growth potential, and Scudder International Value Fund will seek long-term capital appreciation by investing primarily in undervalued foreign equity securities. For further information on these new funds, please call 1-800-225-2470.

     Thank you for choosing Scudder International Bond Fund to help meet your investment needs. If you have any questions regarding your investment, or any of the Scudder Funds, please do not hesitate to call a Scudder representative, or visit our Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman,
     Scudder International Bond Fund


                      3 - Scudder International Bond Fund

PERFORMANCE UPDATE as of June 30, 1998
-----------------------------------------------------------------
FUND INDEX COMPARISONS
-----------------------------------------------------------------
                             Total Return
                            --------------
Period          Growth
Ended             of                 Average
6/30/98        $10,000    Cumulative  Annual
--------------------------------------------
SCUDDER INTERNATIONAL BOND FUND
--------------------------------------------
1 Year         $ 10,010        .10%     .10%
5 Year         $ 10,468       4.68%     .92%
Life of Fund*  $ 20,796     107.96%    7.61%

--------------------------------------------
SALOMON BROTHERS NON-U.S. DOLLAR WORLD
GOVERNMENT BOND INDEX
--------------------------------------------
1 Year         $ 10,088        .88%     .88%
5 Year         $ 13,606      36.06%    6.35%
Life of Fund*  $ 22,007     120.07%    8.28%
--------------------------------------------
* The Fund commenced operations on July 6, 1988. Index comparisons begin July 31, 1988.

-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended June 30

SCUDDER INTERNATIONAL BOND FUND
Year                Amount
---------------------------
7/88*               $10,000
'89                 $10,216
'90                 $12,013
'91                 $13,800
'92                 $17,699
'93                 $19,865
'94                 $19,304
'95                 $20,061
'96                 $20,581
'97                 $20,775
'98                 $20,796

SALOMON BROTHERS NON-U.S. DOLLAR WORLD
GOVERNMENT BOND INDEX
Year                Amount
---------------------------
7/88*               $10,000
'89                 $ 9,829
'90                 $10,544
'91                 $11,581
'92                 $14,741
'93                 $16,175
'94                 $17,704
'95                 $21,724
'96                 $21,354
'97                 $21,815
'98                 $22,007

The unmanaged Salomon Brothers Non-U.S. Dollar World Government Bond Index consists of worldwide fixed-rate government bonds with remaining maturities greater than one year. Index returns assume reinvestment of dividends, and unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------
A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods ended June 30

                      1989     1990    1991    1992    1993    1994    1995    1996    1997    1998
                     -------------------------------------------------------------------------------
NET ASSET VALUE...   $11.27   $12.08  $12.35  $13.68  $13.57  $11.97  $11.43  $10.98  $10.52  $ 9.92
INCOME DIVIDENDS..   $ 1.00   $ 1.09  $ 1.21  $ 1.09  $ 1.04  $  .91  $  .98  $  .73  $  .58  $  .61
CAPITAL GAINS
DISTRIBUTIONS.....   $   --   $   --  $  .29  $  .81  $  .62  $  .39  $   --  $   --  $   --  $   --
FUND TOTAL
RETURN (%)........     2.16    17.59   14.88   28.25   12.24   -2.83    3.92    2.59     .94     .10
INDEX TOTAL
RETURN (%)........    -1.69     7.25    9.84   27.29    9.74    9.46   22.71   -1.70    2.16     .88

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the one year, five year and life of Fund periods would have been lower.



                      4 - Scudder International Bond Fund

PORTFOLIO SUMMARY as of June 30, 1998
---------------------------------------------------------------------------
GEOGRAPHICAL EXPOSURE
---------------------------------------------------------------------------
United Kingdom                13.0%
Denmark                       12.8%
Sweden                        12.3%
United States                 11.8%
Canada                         7.9%
France                         7.7%
Australia                      6.9%
New Zealand                    5.3%
Italy                          4.3%
Japan                          3.2%
Korea                          2.8%
Peru                           2.5%
Panama                         1.8%
Argentina                      1.5%
Norway                         1.3%
Poland                         1.0%
Other                          3.9%
                             ------
                             100.0%
                             ======

As the 12-month period progressed
we took profits on the Fund's
positions in Italy, Spain, and
Germany, and increased exposure to
Sweden and Denmark, which
currently offer relatively higher
yields.

---------------------------------------------------------------------------
INTEREST RATE EXPOSURE
---------------------------------------------------------------------------
United Kingdom                20.3%
Denmark                       12.8%
Sweden                        12.3%
New Zealand                    9.3%
United States                  9.0%
France                         7.7%
Australia                      6.9%
Japan                          6.7%
Italy                          4.3%
Canada                         3.7%
Norway                         1.3%
Poland                         1.0%
Other                          4.6%
                             ------
                             100.0%
                             ======

The Fund is cautiously
positioned with respect to
interest rate risk.

---------------------------------------------------------------------------
CURRENCY EXPOSURE (a)
---------------------------------------------------------------------------
United States                 33.7%
United Kingdom                14.2%
Denmark                       12.9%
Japan                         11.8%
France                         7.7%
Sweden                         7.3%
Italy                          4.3%
New Zealand                    2.3%
Norway                         1.3%
Poland                         1.0%
Philippines                    0.9%
Brazil                         0.8%
Mexico                         0.7%
Hungary                        0.7%
Korea                          0.6%
Turkey                         0.4%
Australia                      0.3%
Czech Republic                 0.3%
Greece                         0.3%
Indonesia                      0.2%
Thailand                       0.2%
Hong Kong                      0.1%
Argentina                      0.1%
South Africa                   0.1%
Canada                        -0.1%
Germany                       -2.1%
                             ------
                             100.0%
                             ======

We employ a quantitative
approach to currency exposure,
designed to keep the impact of
fluctuating currencies within a
relatively narrow range, while also
seeking to minimize the expense
of managing currency risk.

(a) Currency exposure after taking into account the effects of foreign currency options, futures, and forward contracts.

For more complete details about the Fund's investment portfolio, see page 9. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                      5 - Scudder International Bond Fund

                         Portfolio Management Discussion

In the following interview, Gary P. Johnson, lead portfolio manager of Scudder International Bond Fund, discusses the market environment and the Fund's current investment strategy.

Q: How did the Fund perform during the year ended June 30, 1998?

A: Despite a period of generally declining interest rates globally, Scudder International Bond Fund provided a 30-day SEC yield of 5.52% on June 30, 1998. The Fund's yield benefited both from an emphasis on Europe and careful investment in some of the world's developing markets. The Fund's 0.10% total return for the fiscal year ended June 30, 1998, reflects the effect of a sharply rising U.S. dollar, which diminished gains in Europe and produced negative results in markets such as New Zealand, Australia, and Japan. The Fund's return compares with a 0.88% total return for the unmanaged and unhedged Salomon Brothers Non-U.S. World Government Bond Index.

Q: How would you describe the Fund's strategy?

A: Our ongoing strategy has three components: We seek to own bonds in markets that are rallying, limit the Fund's overall currency risk, and invest in select emerging-market bonds to enhance the Fund's yield.

The Fund's emphasis on Europe helped boost its total return. However, the mix of markets that comprise the Fund's roughly 60% European exposure changed substantially over the course of the year. For example, we began the period with large weightings in Spain and Italy. Our holdings in Italy alone amounted to 20% of the portfolio on June 30, 1997. In order to participate in European Monetary Union (EMU), these countries were required to trim deficits and align interest rates with Europe's larger markets. As a result of these activities, Italy and Spain provided strong returns in the first half of the period. As the year progressed, we took profits on these positions and the Fund's holdings in Germany, where economic growth is now accelerating and further rate cuts are unlikely. With the proceeds from these sales, we increased exposure to Sweden and Denmark (12% and 13% of the portfolio, respectively, on June 30, 1998). These countries are not included in the first round of EMU and as such offer relatively higher yields. We also increased the Fund's weighting in the U.K. market, where talk of eventual British participation in EMU led to a dramatic rally in long-term bonds during the year. By the end of June, the Fund's U.K. position was 20% of assets, compared with 6% at the start of the period.

Q: You mentioned limiting the Fund's overall currency risk. Can you explain?

A: Throughout the period, we sought to limit the short-term impact of fluctuating foreign currencies. Changes in currency exchange rates can have a significant impact on returns to U.S. holders of foreign bonds. When the value of the U.S. dollar rises versus the currency in which your investment is held, the gain you may have received "on paper" from that investment is reduced and can be turned into a loss. We employ a quantitative approach to currency exposure, designed to keep the impact of fluctuating currencies within a relatively narrow range, while also seeking to minimize the expense of managing currency risk.

Despite our efforts, the strength of the U.S. dollar hurt overall Fund performance during the year. The economic crisis in Southeast Asia put pressure

                      6 - Scudder International Bond Fund
on the currencies of other Pacific nations that trade in the region, including Australia and New Zealand. In Australia, for example, a 12% gain in local currency was turned into a 7% loss for the year when translated into U.S. dollars. In Japan, ultra-low interest rates, a confirmed recession, and a hobbled banking sector with over $550 billion in bad bank loans facilitated an outflow of Japanese capital in search of higher-yielding and more creditworthy investments. An eroding yen turned a 13% local currency gain into a 12% loss in U.S. dollar terms. Although we seek to limit currency risk, we do not intend to eliminate it. When the dollar finally begins to weaken, the Fund's exposure to foreign currencies should benefit performance.

Q: Were there other disappointments?

A: In Denmark, we purchased mortgage-backed securities, which provided higher yields than the country's government bonds but underperformed due to prepayment concerns. As in the United States, many Danish homeowners have opted to refinance or prepay their mortgages to take advantage of falling interest rates. Prepayment forces investors in those mortgages to reinvest their money at lower prevailing rates and can dampen the performance of those securities in the secondary market.

Q: The Asian financial crisis exacerbated volatility in developing markets around the world. What was the Fund's strategy in this arena?

A: The Fund's relatively small (less than 10%) emerging-markets exposure was designed to take advantage of the tremendous yields provided by short-term


                      7 - Scudder International Bond Fund
government paper. With the Asian financial crisis in full bloom, developing markets in other parts of the world were forced to raise short-term interest rates to attract capital and maintain currency stability. For example, South Africa offered yields in excess of 25% on bonds maturing in less than one year. Turkey's short-term yields exceeded 70%. Although small, the Fund's allocation to these high-yielding markets provided an important boost to its overall yield during the year. The Fund's net asset value suffered, however, as investors abandoned the emerging markets in a general flight to quality.

Q: What is the Fund's strategy going forward?

A: In the coming months, we expect to continue to hold emerging market bonds as our primary trade on improving country fundamentals. Poland and Hungary, in particular, stand to benefit from a unified European market and are likely to receive credit rating upgrades. We also expect to take advantage of opportunities in select emerging markets that we believe are now oversold as a result of the turmoil in Southeast Asia.

In Europe, we intend to continue to emphasize the peripheral markets, such as Denmark and Sweden, at the expense of the larger, principal markets. As these countries attempt to make their markets attractive relative to the EMU block, we believe there will be opportunities for additional gains.

With a stake in the world's developed and developing markets and a cautious eye toward the future direction of interest rates, we believe Scudder International Bond Fund is well positioned to make the most of the fixed-income opportunities that lie ahead.

                              Scudder International
                                   Bond Fund:
                          A Team Approach to Investing

  Scudder International Bond Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

  Lead Portfolio Manager Gary P. Johnson assumed responsibility for the Fund's day-to-day management and investment strategies in February 1997. Mr. Johnson, who has 16 years of investment industry experience, joined the Adviser in 1987. Portfolio Manager Adam M. Greshin specializes in global and international bond investments. Mr. Greshin was involved in the original design of Scudder International Bond Fund and has been a portfolio manager of the Fund since its inception in 1988.


                      8 - Scudder International Bond Fund

                    Investment Portfolio as of June 30, 1998

                                                                                                Principal            Market
                                                                                                 Amount             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 0.9%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 6/30/1998 at 5.75%, to be
  repurchased at $1,270,203 on 7/1/1998, collateralized by a $791,000 U.S. Treasury Bond,                          -----------
  13.25%, 5/15/2014 (Cost $1,270,000) ...................................................      1,270,000             1,270,000
                                                                                                                   -----------

U.S. Treasury Obligations 0.1%
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   -----------
U.S. Treasury Bill, 4/29/1999 (Cost $95,697) (b) ........................................        100,000                95,713
                                                                                                                   -----------
Foreign Denominated Debt Obligations 90.6%
------------------------------------------------------------------------------------------------------------------------------
Argentinean Pesos 0.2%
J.P. Morgan & Co. Currency Linked Note, 8.56%, 9/14/1998 ................................        209,790               210,061
                                                                                                                   -----------
Australian Dollars 6.8%
Commonwealth of Australia, 10%, 10/15/2007 ..............................................      4,530,000             3,689,697
New South Wales Treasury Corp., 7%, 4/1/2004 ............................................      9,200,000             6,062,452
                                                                                                                   -----------
                                                                                                                     9,752,149
                                                                                                                   -----------
British Pounds 20.3%
Federal National Mortgage Association Global Issue, 7.125%, 8/10/1999 ...................      2,700,000             4,481,722
General Electric Capital Corp., 8%, 12/29/2000 ..........................................      3,600,000             6,081,876
United Kingdom Treasury Bond, 9%, 3/3/2000 ..............................................      7,900,000            13,549,114
United Kingdom Treasury Bond, 8%, 12/7/2000 .............................................      3,045,000             5,200,198
                                                                                                                   -----------
                                                                                                                    29,312,910
                                                                                                                   -----------
Canadian Dollars 3.6%
Molson Breweries Co., Ltd., 9.1%, 3/11/2013 .............................................        925,000               808,344
Newcourt Credit Group, Inc., 6.2%, 9/1/2004 .............................................      2,850,000             1,946,725
PanCanadian Petroleum Ltd., 8.75%, 11/9/2005 ............................................      3,000,000             2,399,264
                                                                                                                   -----------
                                                                                                                     5,154,333
                                                                                                                   -----------
Czech Koruna 0.3%
Chase Manhattan Bank Time Deposit, 14.66%, 7/8/1998 .....................................     14,082,500               430,989
                                                                                                                   -----------
Danish Kroner 12.8%
Nykredit A/S, 7%, 10/1/2026 .............................................................     54,728,000             8,136,285
Nykredit A/S, 7%, 10/1/2029 .............................................................     69,854,000            10,293,740
                                                                                                                   -----------
                                                                                                                    18,430,025
                                                                                                                   -----------
French Francs 7.7%
Government of France STRIP (Principal only), 10/25/2019 .................................    209,000,000            11,095,700
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                       9 - Scudder International Bond Fund

                                                                                                Principal            Market
                                                                                                 Amount             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Greek Drachmas 0.3%
Deutsche Bank Time Deposit, 11.75%, 7/6/1998 ............................................     40,979,900               134,501
Deutsche Bank Time Deposit, 12.5%, 8/18/1998 ............................................     97,649,217               320,498
                                                                                                                   -----------
                                                                                                                       454,999
                                                                                                                   -----------
Hungarian Forints 0.7%
Chase Manhattan Bank Time Deposit, 16.8%, 7/7/1998 ......................................    119,840,000               546,560
Chase Manhattan Bank Time Deposit, 16.63%, 7/16/1998 ....................................     93,645,400               427,546
                                                                                                                   -----------
                                                                                                                       974,106
                                                                                                                   -----------
Indonesian Rupiahs 0.2%
Chase Manhattan Bank Currency Linked Note, 29.26%, 7/8/1998 .............................  2,415,000,000               164,199
Chase Manhattan Bank Currency Linked Note, 30.81%, 7/15/1998 ............................  2,342,236,896               158,259
                                                                                                                   -----------
                                                                                                                       322,458
                                                                                                                   -----------
Italian Lire 4.3%
Republic of Italy, 8.5%, 1/1/2004 .......................................................  9,380,000,000             6,202,415
                                                                                                                   -----------
Japanese Yen 6.7%
Federal National Mortgage Association Global Issue, 2.125%, 10/9/2007 ...................    680,000,000             5,084,057
Japan Development Bank, 2.875%, 12/20/2006 ..............................................    590,000,000             4,642,665
                                                                                                                   -----------
                                                                                                                     9,726,722
                                                                                                                   -----------
Korean Won 0.6%
Chase Manhattan Bank Time Deposit, 26.62%, 7/27/1998 ....................................  1,218,724,075               887,636
                                                                                                                   -----------
Mexican Pesos 0.7%
Chase Manhattan Bank Time Deposit, 19.41%, 7/6/1998 .....................................      4,954,788               552,308
Chase Manhattan Bank Time Deposit, 20.7%, 7/15/1998 .....................................      2,246,750               250,530
J.P. Morgan & Co. Currency Linked Note, 23%, 8/31/1998 ..................................      1,618,200               180,442
                                                                                                                   -----------
                                                                                                                       983,280
                                                                                                                   -----------
New Zealand Dollars 9.3%
Government of Canada, 6.625%, 10/3/2007 .................................................     12,000,000             6,099,988
Government of New Zealand, 8%, 4/15/2004 ................................................     13,398,000             7,361,380
                                                                                                                   -----------
                                                                                                                    13,461,368
                                                                                                                   -----------
Norwegian Kroner 1.3%
Kingdom of Norway, 9.5%, 10/31/2002 .....................................................     12,400,000             1,859,353
                                                                                                                   -----------
Philippine Pesos 0.9%
ING Currency Linked Note, Zero Coupon, 2/12/1999 ........................................      1,300,000             1,342,250
                                                                                                                   -----------
Polish Zlotys 1.0%
Morgan Guaranty Trust Co. Currency Linked Note, 21.1%, 9/28/1998 ........................      5,099,833             1,462,527
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                       10 - Scudder International Bond Fund

                                                                                                Principal            Market
                                                                                                 Amount             Value ($)
------------------------------------------------------------------------------------------------------------------------------
South African Rands 0.1%
Bankers Trust Co. Time Deposit, 20.5%, 7/15/1998 ........................................      1,109,885               184,213
                                                                                                                   -----------
Swedish Kronor 12.3%
Kingdom of Sweden, 10.25%, 5/5/2000 .....................................................     70,000,000             9,658,722
Kingdom of Sweden, 6%, 2/9/2005 .........................................................     60,000,000             8,004,377
                                                                                                                   -----------
                                                                                                                    17,663,099
                                                                                                                   -----------
Thai Bahts 0.2%
Chase Manhattan Bank Currency Linked Note, 40.06%, 7/20/1998 ............................     13,058,842               310,186
                                                                                                                   -----------
Turkish Lire 0.3%
J.P. Morgan & Co. Time Deposit, 75%, 7/13/1998 .......................................... 138,740,000,000              520,874
------------------------------------------------------------------------------------------------------------------------------
Total Foreign Denominated Debt Obligations (Cost $135,319,527)                                                     130,741,653
------------------------------------------------------------------------------------------------------------------------------

U.S. Dollar Denominated Debt Obligations 7.9%
------------------------------------------------------------------------------------------------------------------------------
Cedulas Hipotecarias, 8.79%, 9/1/2000 ...................................................      1,976,000             1,945,131
Republic of Korea, 8.875%, 4/15/2008 ....................................................      3,500,000             3,202,500
Republic of Panama, Past Due Interest Bond, 6.563%, 7/17/2016 ...........................      1,316,848             1,009,035
Republic of Panama, 8.875%, 9/30/2027 ...................................................      1,750,000             1,649,375
Republic of Peru, Past Due Interest Bond, 4%, 3/7/2017 ..................................      5,750,000             3,550,625
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Dollar Denominated Debt Obligations (Cost $10,812,411)                                                   11,356,666
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost $147,497,635)                                                                              143,464,032
------------------------------------------------------------------------------------------------------------------------------

Purchased Options 0.5%
------------------------------------------------------------------------------------------------------------------------------
Put on Australian Dollars, strike price .6493, expires 7/10/98 ....................... AUD     5,800,000               174,058
Put on Canadian Dollars, strike price 1.436, expires 7/2/98 .......................... CAD     7,940,000               118,462
Put on British Pounds, strike price 2.909, expires 8/4/98 ............................ GBP    18,100,000                37,250
Put on Deutsche Marks, strike price 1.824, expires 7/17/98 ........................... DEM    54,720,000               110,050
Put on New Zealand Dollars, strike price .526, expires 8/11/98 ....................... NZD    19,000,000               280,440
------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options (Cost $906,340)                                                                                720,260
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $148,403,975) (a)                                                       144,184,292
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $148,403,975. At June 30, 1998, net unrealized depreciation for all securities based on tax cost was $4,219,683. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $756,753 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,976,436.

(b) At June 30, 1998, these securities, in whole or in part, were pledged to cover initial margin requirements on open future contracts.

    The accompanying notes are an integral part of the financial statements.


                       11 - Scudder International Bond Fund

--------------------------------------------------------------------------------

At June 30, 1998, open future contracts sold short were as follows:

                                        Expiration                            Aggregate            Market
Futures                                    Date           Contracts        Face Value ($)         Value ($)
----------------------------------    ------------------------------------------------------------------------
         French 10 year Bond              9/15/98             62              5,427,907            5,459,365
                                                                                                ------------
Total net unrealized depreciation on open futures contracts sold short .......................        31,458
                                                                                                ============

At June 30, 1998 outstanding written options were as follows:

                                        Principal
                                          Amount          Expiration           Strike              Market
Call Options                             (000's)             Date               Price             Value ($)
----------------------------------    ------------------------------------------------------------------------
         AUD .....................         5,220           7/10/98        AUD        0.6704            --
         CAD .....................         6,540            7/2/98        CAD        1.41              --
         GBP/DEM .................         5,000            8/4/98        GBP        2.968        139,904
         NZD .....................        17,100           8/11/98        NZD        0.5435        24,111
                                                                                                ---------
Total outstanding written options (Premiums received $315,422) ..............................     164,015
                                                                                                =========

Currency Abbreviation

ARA      Aregentine Peso
AUD      Australian Dollar
BRC      Brazilian Real
CAD      Canadian Dollar
CNR      Chinese Renminbi
DEM      Deutsche Mark
GBP      British Pound
HKD      Hong Kong Dollar
IEP      Irish Punt
ITL      Italian Lire
JPY      Japanese Yen
NZD      New Zealand Dollar
SEK      Swedish Krona
USD      U.S. Dollar

    The accompanying notes are an integral part of the financial statements.


                       12 - Scudder International Bond Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                               as of June 30, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $147,497,635) ...............      $ 143,464,032
                 Purchased options, at value (identified cost $906,340) ..............            720,260
                 Receivable for investments sold .....................................            751,852
                 Interest receivable .................................................          2,685,377
                 Receivable for Fund shares sold .....................................             46,257
                 Unrealized appreciation on forward currency exchange contracts ......              5,007
                 Other assets ........................................................              5,144
                                                                                            ----------------
                 Total assets ........................................................        147,677,929
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed ....................................            233,048
                 Payable for investments purchased ...................................            836,210
                 Dividends payable ...................................................            143,528
                 Payable for daily variation margin on open futures contracts ........              4,116
                 Written options at market (premiums received $315,422) ..............            164,015
                 Unrealized depreciation on forward currency exchange contracts ......            189,857
                 Accrued management fee ..............................................             71,490
                 Other payables and accrued expenses .................................            216,898
                                                                                            ----------------
                 Total liabilities ...................................................          1,859,162
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 145,818,767
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Accumulated distributions in excess of net investment income ........         (8,174,452)
                 Net unrealized appreciation (depreciation) on:
                 Investments .........................................................         (4,033,603)
                 Futures contracts ...................................................            (31,458)
                 Options .............................................................            (34,673)
                 Foreign currency related transactions ...............................           (209,546)
                 Accumulated net realized loss .......................................        (70,492,096)
                 Paid-in capital .....................................................        228,794,595
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 145,818,767
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($145,818,767 / 14,697,049 shares of capital stock outstanding,         ----------------
                    $.01 par value, 200,000,000 shares of capital stock authorized) ..              $9.92
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                       13 - Scudder International Bond Fund

                             Statement of Operations
                            year ended June 30, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Interest ............................................................      $  13,741,814
                                                                                            ----------------
                 Expenses:
                 Management fee ......................................................          1,554,588
                 Services to shareholders ............................................            793,101
                 Custodian and accounting fees .......................................            293,713
                 Directors' fees and expenses ........................................             59,693
                 Reports to shareholders .............................................             98,807
                 Auditing ............................................................             89,715
                 Legal ...............................................................             20,030
                 Registration fees ...................................................             32,871
                 Other ...............................................................             46,494
                                                                                            ----------------
                 Total expenses before reductions ....................................          2,989,012
                 Expense reductions ..................................................           (110,285)
                                                                                            ----------------
                 Expenses, net .......................................................          2,878,727
                --------------------------------------------------------------------------------------------
                 Net investment income                                                         10,863,087
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments .........................................................         (6,324,588)
                 Options .............................................................           (673,238)
                 Futures contracts ...................................................           (805,446)
                 Foreign currency related transactions ...............................           (662,384)
                                                                                            ----------------
                                                                                               (8,465,656)
                                                                                            ----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments .........................................................         (2,224,152)
                 Options .............................................................            (41,828)
                 Futures contracts ...................................................            (31,458)
                 Foreign currency related transactions ...............................           (114,905)
                                                                                            ----------------
                                                                                               (2,412,343)
                --------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                   (10,877,999)
                --------------------------------------------------------------------------------------------

                --------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $     (14,912)
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                       14 - Scudder International Bond Fund

                       Statements of Changes in Net Assets

                                                                                Years Ended June 30,
Increase (Decrease) in Net Assets                                              1998              1997
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .................................  $  10,863,087     $  19,109,198
                 Net realized gain (loss) from investment transactions .     (8,465,656)      (16,656,519)
                 Net unrealized appreciation (depreciation) on
                    investment transactions during the period ..........     (2,412,343)        4,833,059
                                                                          ----------------  ----------------
                 Net increase (decrease) in net assets resulting from
                    operations .........................................        (14,912)        7,285,738
                                                                          ----------------  ----------------
                 Distributions to shareholders:
                 From net investment income ............................              --       (19,109,198)
                                                                          ----------------  ----------------
                 Tax return of capital .................................    (10,863,087)                --
                                                                          ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold .............................     44,825,847        53,550,698
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ......................      8,732,391        13,116,739
                 Cost of shares redeemed ...............................   (132,854,657)     (334,293,130)
                                                                          ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .......................................    (79,296,419)     (267,625,693)
                                                                          ----------------  ----------------
                 Increase (decrease) in net assets .....................    (90,174,418)     (279,449,153)
                 Net assets at beginning of period .....................    235,993,185       515,442,338
                 Net assets at end of period (including accumulated
                    distributions in excess of net investment income of   ----------------  ----------------
                    $8,174,452 and $23,214,640, respectively) ..........  $ 145,818,767     $ 235,993,185
                                                                          ----------------  ----------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period .............     22,435,381        46,922,766
                                                                          ----------------  ----------------
                 Shares sold ...........................................      4,361,357         4,932,206
                 Shares issued to shareholders in reinvestment of
                    distributions ......................................        856,845         1,206,004
                 Shares redeemed .......................................    (12,956,534)      (30,625,595)
                                                                          ----------------  ----------------
                 Net increase (decrease) in Fund shares ................     (7,738,332)      (24,487,385)
                                                                          ----------------  ----------------
                 Shares outstanding at end of period ...................     14,697,049        22,435,381
                                                                          ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                       15 - Scudder International Bond Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   Years Ended June 30,
                                                                    1998        1997       1996        1995      1994(b)
----------------------------------------------------------------------------------------------------------------------------
                                                                 -----------------------------------------------------------
Net asset value, beginning of period ..........................   $ 10.52     $ 10.98    $ 11.43     $ 11.97     $ 13.57
                                                                 -----------------------------------------------------------
Income from investment operations:
Net investment income .........................................       .61         .58        .73         .98         .92
Net realized and unrealized gain (loss) on investment
  transactions ................................................      (.60)       (.46)      (.45)       (.54)      (1.22)
                                                                 -----------------------------------------------------------
Total from investment operations ..............................       .01         .12        .28         .44        (.30)
                                                                 -----------------------------------------------------------
Less distributions:
From net investment income ....................................        --        (.58)      (.12)         --        (.91)
From net realized gains on investment transactions ............        --          --         --          --          --
In excess of net realized gains on investment transactions ....        --          --         --          --        (.39)
Tax return of capital .........................................      (.61)         --       (.61)       (.98)         --
                                                                 -----------------------------------------------------------
Total distributions ...........................................      (.61)       (.58)      (.73)       (.98)      (1.30)
                                                                 -----------------------------------------------------------

                                                                 -----------------------------------------------------------
Net asset value, end of period ................................   $  9.92     $ 10.52    $ 10.98     $ 11.43     $ 11.97
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ..........................................       .10         .94       2.59        3.92       (2.83)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................       146         236        515         910       1,231
Ratio of operating expenses, net to average daily net
  assets (%) ..................................................      1.56        1.36       1.26        1.30        1.27
Ratio of operating expenses before expense reductions,
  to average daily net assets (%) .............................      1.62        1.36       1.26        1.30        1.29
Ratio of net investment income to average daily net
  assets (%) ..................................................      5.91        5.28       6.50        8.52        6.86
Portfolio turnover rate (%) ...................................     190.1       298.2      275.7       318.5       232.9

(a) Total returns for certain periods would have been lower had certain expenses not been reduced.

(b)   Based on monthly average of shares outstanding during the period.


                      16 - Scudder International Bond Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder International Bond Fund (the "Fund") is a non-diversified series of Global/International Fund, Inc. (formerly Scudder Global Fund, Inc.) (the "Corporation"), a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities other than money market instruments with an original maturity over sixty days are valued by pricing agents approved by the officers of the Corporation, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund purchased put options and wrote call options on securities and currencies primarily as a hedge against potential adverse price movements in the value of portfolio assets. In addition, during the period, the Fund purchased call options and wrote put options on securities and currencies to lock in the exchange rate component of the purchase price of securities expected to be purchased in the near future and to enhance potential gain.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.


                      17 - Scudder International Bond Fund

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Fund purchased interest rate futures to manage the duration of the portfolio. In addition, the Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Indexed Securities. Indexed securities held by the Fund are investments whose value is indexed to another financial instrument, index, currency, or commodity (the "reference instrument"). For principal indexed securities, the principal amount payable at maturity may be more or less than the amounts shown depending on fluctuations in the value of the reference instrument. For coupon indexed securities, the principal amount payable at maturity is fixed. However, the coupon is indexed to the reference instrument. The price sensitivity of these securities may be greater than that of non-indexed securities with similar maturities.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

  (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and
  (ii) purchases and sales of investment securities, interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.


                      18 - Scudder International Bond Fund

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the accrual and payment dates on interest and foreign withholding taxes.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required. At June 30, 1998, the Fund had a net tax basis capital loss carryforward of approximately $70,400,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2003 ($64,300,000), and June 30, 2004 ($6,100,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 1997 through June 30, 1998, the Fund incurred approximately $8,288,000 of realized currency losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending June 30, 1999.

Distribution of Income and Gains. Distribution of net investment income is declared as a dividend to shareholders of record as of the close of business each day and is distributed to shareholders monthly. During any particular year net realized gains and certain unrealized gains (which for federal income tax reporting purposes may be considered realized) from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Distributions of net realized gains to shareholders are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to investments in options, futures, forward contracts, foreign denominated investments and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

                      19 - Scudder International Bond Fund

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. All discounts are accreted for both tax and financial reporting purposes.

                      B. Purchases and Sales of Securities

For the year ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated $312,609,273 and $373,893,572, respectively.

The aggregate face value of futures contracts opened and closed during the year ended June 30, 1998 was $261,819,389 and $256,391,482, respectively.

Transactions in written options for the year ended June 30, 1998 are summarized as follows:


                      Option Contracts                Options on Currencies (000 omitted)
                -----------------------------  ------------------------------------------  ----------------
                  Number of      Premiums          AUD           GBP            ITL           Premiums
                  Contracts    Received ($)                                                 Received ($)
                -----------------------------  ------------------------------------------  ----------------
 Beginning of
 Period........          161        260,719         12,000            --              --    $     45,000
 Written.......          553        472,151         62,212        56,750     123,594,625       1,853,776
 Closed........         (370)      (382,947)       (41,000)      (40,000)   (123,594,625)     (1,483,148)
 Exercised.....         (344)      (349,923)            --            --              --              --
 Expired........          --             --        (27,992)      (16,750)             --        (366,038)
                ------------   ------------     ----------   -----------    ------------     -----------
 End of
 Period........           --             --          5,220            --              --    $     49,590
                ============   ============     ==========   ===========    ============    ============


                   Options on Currencies (000 omitted) (continued)
                -------------------------------------------------------------------------------------------------
                     NZD             SEK            GBP/DEM           CAD             IEP            Premiums
                                                                                                   Received ($)
                --------------------------------------------------------------------------------  ---------------
 Beginning of
 Period........       16,099              --            7,275              --              --     $    186,375
 Written.......      135,248          75,000           25,300          12,400           4,000        1,455,484
 Closed........      (45,242)        (75,000)         (14,000)         (5,860)         (4,000)        (670,586)
 Exercised.....      (19,318)             --           (7,275)             --              --         (174,366)
 Expired.......      (69,687)             --           (6,300)             --              --         (531,075)
                 -----------     -----------      -----------     -----------    ------------      -----------
 End of
 Period........       17,100              --            5,000           6,540              --      $   265,832
                 ===========     ===========      ===========     ===========    ============      ===========


                      20 - Scudder International Bond Fund

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Corporation's Board of Directors and by the Fund's Shareholders. The Management Agreement, which was effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund.

Under the Management Agreement with Scudder Kemper, the Fund has agreed to pay to the Adviser a fee equal to an annual rate of 0.85% of the first $1,000,000,000 of average daily net assets and 0.80% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. Effective January 1, 1998, the Adviser has agreed not to impose a portion of its management fee until October 31, 1998, and during such period to maintain the annualized expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. For the year ended June 30, 1998, the Adviser did not impose a portion of its management fee aggregating $110,285 and the amount imposed aggregated $1,444,303 which was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended June 30, 1998, the amount charged by SSC aggregated $462,449, of which $31,045 is unpaid at June 30, 1998.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended June 30, 1998, the amount charged to the Fund by STC aggregated $80,418, of which $6,644 is unpaid at June 30, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1998, the amount charged to the Fund by SFAC aggregated $154,342, of which $10,687 is unpaid at June 30, 1998.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be

                      21 - Scudder International Bond Fund
invested in the Underlying Funds. At June 30, 1998, the Special Servicing Agreement expense charged to the Fund amounted to $9,985.

The Corporation pays each Director not affiliated with the Adviser an annual retainer plus specified amounts for attended board and committee meetings. For the year ended June 30, 1998, Directors' fees and expenses aggregated $59,693.

                                 D. Commitments

As of June 30, 1998 the Fund had entered into the following forward currency exchange contracts resulting in net unrealized depreciation of $184,850.

                  Contracts to Deliver         In Exchange For          Settlement Date     Net Unrealized
                                                                                             Appreciation
                                                                                            (Depreciation)
                                                                                                (U.S.$)
                -------------------------  -------------------------  --------------------  ----------------
                -------------------------  -------------------------  --------------------  ----------------
                USD            210,000     ARA            210,252            7/3/98                  269
                NZD          6,832,000     USD          3,463,824           7/13/98              (70,193)
                USD            107,500     HKD            839,521           7/15/98                  759
                USD            315,000     CNR          2,625,494           7/20/98                1,527
                USD            570,505     BRC            665,038           7/24/98                  380
                USD            570,158     BRC            670,848           8/19/98                2,072
                AUD          9,672,000     USD          5,877,094           8/19/98             (109,110)
                SEK         58,000,000     JPY      1,001,167,000            9/2/98              (10,554)
                                                                                            ------------
                                                                                                (184,850)

                               E. Lines of Credit

The Fund and several affiliated Funds ("The Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.



                      22 - Scudder International Bond Fund

                        Report of Independent Accountants

To the Directors of Global/International Fund, Inc. and to the Shareholders of Scudder International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder International Bond Fund (the "Fund") at June 30, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


Boston, Massachusetts                                 PricewaterhouseCoopers LLP
August 14, 1998



                      23 - Scudder International Bond Fund

                             Officers and Directors


Daniel Pierce*
Chairman of the Board, Director
and Vice President

Nicholas Bratt*
President and Director

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Consultant

William T. Burgin
Director; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; President, Exeter
Capital Management
Corporation

William H. Gleysteen, Jr.
Director; Consultant

William H. Luers
Director; President, The
Metropolitan Museum of Art

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Robert G. Stone, Jr.
Honorary Director; Chairman
of the Board and Director, Kirby
Corporation

Susan E. Dahl*
Vice President

Jerard K. Hartman*
Vice President

Gary P. Johnson*
Vice President

Thomas W. Joseph*
Vice President

Gerald J. Moran*
Vice President

Isabel Saltzman*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.


                     24 - Scudder International Bond Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                      25 - Scudder International Bond Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                      26 - Scudder International Bond Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                      27 - Scudder International Bond Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

[LOGO]

                         GLOBAL/INTERNATIONAL FUND, INC.

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

         a.       Financial Statements

                  Included in Part A of this Registration Statement:

                           For Scudder Global Fund:
                                    Financial Highlights for the ten fiscal years ended June 30, 1998.

                           For Scudder International Bond Fund:
                                    Financial Highlights for the period July 6, 1988 (commencement of operations)
                                    to June 30, 1989 and for the nine fiscal years ended June 30, 1998.

                           For Scudder Global Discovery Fund:
                                    Financial Highlights for the period September 10, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended
                                    October 31, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                    Registration Statement.)

                           For Scudder Global Bond Fund:
                                    Financial Highlights for the period March 1, 1991 (commencement of operations)
                                    to October 31, 1991 and for the six fiscal years ended October 31, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                    Registration Statement.)

                           For Scudder Emerging Markets Income Fund:
                                    Financial Highlights for the period December 31, 1993 (commencement of operations) to October 31, 1994 and for the three fiscal years ended October
                                    31, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                    Registration Statement.)

                  Included in Part B of this Registration Statement:

                           For Scudder Global Fund:
                                    Investment Portfolio as of June 30, 1998
                                    Statement of Assets and Liabilities as of June 30, 1998
                                    Statement of Operations for the fiscal year ended June 30, 1998
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    June 30, 1998
                                    Financial Highlights for the five fiscal years ended June 30, 1998
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    Are filed herein.

                           For Scudder International Bond Fund:
                                    Investment Portfolio as of June 30, 1998
                                    Statement of Assets and Liabilities as of June 30, 1998
                                    Statement of Operations for the fiscal year ended June 30, 1998
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    June 30, 1998

                                    Financial Highlights for the five fiscal years ended June 30, 1998
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    Are filed herein.

                           For Scudder Global Discovery Fund:
                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    October 31, 1997
                                    Financial Highlights for the period September 10, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended
                                    October 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                    Registration Statement.)

                           For Scudder Global Bond Fund:
                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    October 31, 1997
                                    Financial Highlights for the period March 1, 1991 (commencement of operations)
                                    to October 31, 1991 and for the six fiscal years ended October 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective No. 32 to the Registration
                                    Statement.)

                           For Scudder Emerging Markets Income Fund:
                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997
                                    Statement of Changes in Net Assets for the period December 31, 1993
                                    (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1997
                                    Financial Highlights for the period December 31, 1993
                                    (commencement of operations) to October 31, 1994 and for the three fiscal years ended October 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective No. 32 to the Registration
                                    Statement.)

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                                       2

                   b.        Exhibits:

                             1.       (a)     Articles of Amendment and Restatement dated December 13, 1990.
                                              (Incorporated by reference to Exhibit No. 1(a) to Post-Effective
                                              Amendment No. 8 to the Registration Statement.)

                                      (b)     Articles of Amendment dated December 29, 1997.
                                              (Incorporated by reference to Exhibit No. 1(b) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                                      (c)     Articles of Amendment dated May 29, 1998.
                                              (Incorporated by reference to ExhibitNo. 1(c) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                                      (d)     Articles Supplementary dated February 14, 1991.
                                              (Incorporated by reference to Exhibit No. 1(b) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                                      (e)     Articles Supplementary dated July 11, 1991.
                                              (Incorporated by reference to Exhibit No. 1(c) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (f)     Articles Supplementary dated November 24, 1992.
                                              (Incorporated by reference to Exhibit No. 1(d) to Post-Effective
                                              Amendment No. 18 to the Registration Statement.)

                                      (g)     Articles Supplementary dated October 20, 1993.
                                              (Incorporated by reference to Exhibit No. 1(e) to Post-Effective
                                              Amendment No. 19 to the Registration Statement.)

                                      (h)     Articles Supplementary dated December 14, 1995.
                                              (Incorporated by reference to Exhibit No. 1(f) to Post-Effective
                                              Amendment No. 26 to the Registration Statement.)

                                      (i)     Articles Supplementary dated March 6, 1996.
                                              (Incorporated by reference to Exhibit No. 1(g) to Post-Effective
                                              Amendment No. 28 to the Registration Statement.)


                                      (j)     Articles Supplementary dated April 15, 1998.
                                              (Incorporated by reference to Exhibit No. 1(j) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.

                             2.       (a)     By-Laws dated May 15, 1986.
                                              (Incorporated by reference to Exhibit No. 2 to original Registration
                                              Statement.)

                                      (b)     Amendment dated May 4, 1987 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(b) to Post-Effective
                                              Amendment No. 2 to the Registration Statement.)

                                      (c)     Amendment dated September 14, 1987 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(c) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (d)     Amendment dated July 27, 1988 to the By-Laws.

                                       3

                                              (Incorporated by reference to Exhibit No. 2(d) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (e)     Amendment dated September 15, 1989 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(e) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (f)     Amended and Restated By-Laws dated March 4, 1991.
                                              (Incorporated by reference to Exhibit No. 2(f) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (g)     Amendment dated September 20, 1991 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(g) to Post-Effective
                                              Amendment No. 15 to the Registration Statement.)

                                      (h)     Amendment dated December 12, 1991 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(h) to Post-Effective
                                              Amendment No. 23 to the Registration Statement.)

                                      (i)     Amendment dated October 1, 1996 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(i) to Post-Effective
                                              Amendment No. 27 to the Registration Statement.)

                                      (j)     Amendment dated December 3, 1997 to the By-Laws.
                                              (Incorporated by reference to Exhibit No. 2(j) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                             3.               Inapplicable.

                             4.       (a)     Specimen Share Certificate representing shares of capital stock of
                                              $.01 par value of Scudder Global Fund.
                                              (Incorporated by reference to Exhibit No. 4(a) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (b)     Specimen Share Certificate representing shares of capital stock of
                                              $.01 par value of Scudder International Bond Fund.
                                              (Incorporated by reference to Exhibit No. 4(b) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated
                                              December 14, 1990.
                                              (Incorporated by reference to Exhibit No. 5(a) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc.
                                              dated December 14, 1990.
                                              (Incorporated by reference to Exhibit No. 5(b) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                                      (c)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Short Term Global Income Fund) and Scudder, Stevens & Clark,
                                              Inc. dated September 7, 1993.
                                              (Incorporated by reference to Exhibit No. 5(c) to Post-Effective
                                              Amendment No. 20 to the Registration Statement.)

                                       4

                                      (d)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Small Company Fund) and Scudder, Stevens & Clark,
                                              Inc. dated September 3, 1991.
                                              (Incorporated by reference to Exhibit No. 5(d) to Post-Effective
                                              Amendment No. 15 to the Registration Statement.)

                                      (e)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Emerging Markets Income Fund) and Scudder, Stevens & Clark,
                                              Inc. dated December 29, 1993.
                                              (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                              Registration Statement.)

                                      (f)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc.
                                              dated September 8, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (g)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated
                                              September 6, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                                      (h)     Form of an Investment Management Agreement between the Registrant
                                              (on behalf of Scudder Global Fund) and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                              Registration Statement.)

                                      (h)(1)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997.
                                              (Incorporated by reference to Exhibit No. 5(h)(1) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                                      (h)(2)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Bond Fund) and Scudder Kemper Investments, Inc. dated
                                              December 31, 1997.
                                              (Incorporated by reference to Exhibit No. 5(h)(2) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                                      (h)(3)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Discovery Fund) and Scudder Kemper Investments, Inc.
                                              dated December 31, 1997.
                                              (Incorporated by reference to Exhibit No. 5(h)(3) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                                      (h)(4)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Emerging Markets Income Fund) and Scudder Kemper
                                              Investments, Inc. dated December 31, 1997.
                                              (Incorporated by reference to Exhibit No. 5(h)(4) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)


                                       5

                                      (i)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Fund) and Scudder Kemper Investments, Inc. dated
                                              September 7, 1998 to be filed by amendment.

                                      (i)(1)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder International Bond Fund) and Scudder Kemper Investments,
                                              Inc. dated September 7, 1998 to be filed by amendment.

                                      (i)(2)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global  Bond Fund) and Scudder Kemper Investments, Inc.
                                              dated September 7, 1998 to be filed by amendment.

                                      (i)(3)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Global Discovery Fund) and Scudder Kemper Investments, Inc.
                                              dated September 7, 1998 to be filed by amendment.

                                      (i)(4)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Emerging Markets Income Fund) and Scudder Kemper
                                              Investments, Inc. dated September 7, 1998 to be filed by amendment.

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc. dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective Amendment
                                              No. 1 to the Registration Statement.)

                                      (b)     Underwriting and Distribution Services Agreement between the
                                              Registrant, on behalf of Global Discovery Fund, dated April 16, 1998.
                                              (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                              Registration Statement.)

                                      (c)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc. dated September 7, 1998 to be filed by amendment.

                                      (d)     Underwriting and Distribution Services Agreement between the
                                              Registrant, on behalf of Global Discovery Fund and Kemper
                                              Distributors, Inc. dated August 10, 1998 to be filed by amendment.

                                      (e)     Underwriting and Distribution Services Agreement between the
                                              Registrant, on behalf of Global Discovery Fund and Kemper
                                              Distributors, Inc. dated September 7, 1998 to be filed by amendment.

                             7.               Inapplicable.

                             8.       (a)     Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company dated July 24, 1986.
                                              (Incorporated by reference to Exhibit 8(a) to Post-Effective
                                              Amendment No. 1 to the Registration Statement.)

                                      (b)     Fee schedule for Exhibit 8(a).


                                       6

                                              (Incorporated by reference to Exhibit 8(b) to Post-Effective
                                              Amendment No. 4 to the Registration Statement.)

                                      (c)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              International Bond Fund) and Brown Brothers Harriman & Co. Dated
                                              July 1, 1988.
                                              (Incorporated by reference to Exhibit 8(c) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (d)     Fee schedule for Exhibit 8(c).
                                              (Incorporated by reference to Exhibit 8(d) to Post-Effective
                                              Amendment No. 5 to the Registration Statement.)

                                      (e)     Amendment dated September 16, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July
                                              24, 1986.
                                              (Incorporated by reference to Exhibit 8(d) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (f)     Amendment dated December 7, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July
                                              24, 1986.
                                              (Incorporated by reference to Exhibit 8(e) to Post-Effective
                                              Amendment No. 6 to the Registration Statement.)

                                      (g)     Amendment dated November 30, 1990 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July
                                              24, 1986.
                                              (Incorporated by reference to Post-Effective Amendment No. 10 to the
                                              Registration Statement.)

                                      (h)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Short Term Global Income Fund) and Brown Brothers Harriman & Co.
                                              Dated February 28, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 15 to the
                                              Registration Statement.)

                                      (i)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Global Small Company Fund) and Brown Brothers Harriman & Co. dated
                                              August 30, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement.)

                                      (j)     Custodian Agreement between the Registrant (on behalf of Scudder
                                              Emerging Markets Income Fund) and Brown Brothers Harriman & Co.
                                              Dated December 31, 1993.
                                              (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                              Registration Statement.)

                                      (k)     Amendment  (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers
                                              Harriman & Co. dated March 7, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                                       7

                                      (k)(1)  Amendment dated September 29, 1997 to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated March 7, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 32 to the
                                              Registration Statement.)

                                      (k)(2)  Amendment (on behalf of Scudder International Bond Fund) dated April
                                              16, 1998 to the Custodian Agreement between the Registrant and Brown
                                              Brothers Harriman & Co. dated March 7, 1995.
                                              (Incorporated by reference to Exhibit No. 8(k)(2) to Post-Effective
                                              Amendment No. 34).

                                      (k)(3)  Amendment (on behalf of Scudder Global Discovery Fund) dated April
                                              16, 1998 to the Custodian Agreement between the Registrant and Brown
                                              Brothers Harriman & Co. dated March 7, 1998.
                                              (Incorporated by reference to Exhibit No. 8(k)(2) to Post-Effective
                                              Amendment No. 34).

                                      (k)(4)  Amendment (on behalf of Scudder Emerging Markets Income Fund) dated
                                              June 17, 1998 to the Custodian Agreement between the Registrant and
                                              Brown Brothers Harriman & Co. dated March 7, 1995.
                                              (Incorporated by reference to Exhibit No. 8(k)(4) to Post-Effective
                                              Amendment No. 34.

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (a)(3)  Revised fee schedule dated October 1, 1995 for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective
                                              Amendment No. 27 to the Registration Statement.)

                                      (a)(4)  Revised fee schedule dated October 1, 1996 for Exhibit 9(a)(1) is filed herein.
                                              (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective
                                              Amendment No. 28 to the Registration Statement.)

                                      (a)(5)  Agency agreement between the Registrant, on behalf of Global
                                              Discovery Fund, and Kemper Service Company dated April 16,1998.
                                              (Incorporated by reference to Exhibit No. 9(a)(5) to Post-Effective
                                              Amendment No. 35).

                                      (b)(1)  COMPASS Service Agreement with Scudder Trust Company dated
                                              January 1, 1990.
                                              (Incorporated by reference to Exhibit 9(b)(1) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                       8

                                      (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                              (Incorporated by reference to Exhibit 9(b)(2) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (b)(3)  COMPASS Service Agreement between Scudder Trust Company and the
                                              Registrant dated October 1, 1995.
                                              (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective
                                              Amendment No. 26 to the Registration Statement.)

                                      (b)(4)  Revised fee schedule dated October 1, 1996 for Exhibit 9(b)(3) is filed herein.
                                              (Incorporated by reference to Exhibit 9(b)(4) to Post-Effective
                                              Amendment No. 28 to the Registration Statement.)

                                      (c)(1)  Shareholder Services Agreement with Charles Schwab & Co., Inc. dated
                                              June 1, 1990.
                                              (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                              Amendment No. 7 to the Registration Statement.)

                                      (c)(2)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Global Fund and Scudder
                                              Global Small Company Fund) dated June 8, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                                      (c)(3)  Administrative Services Agreement between McGladvey & Pullen, Inc.
                                              and the Registrant dated September 30, 1995.
                                              (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective
                                              Amendment No. 26 to the Registration Statement.)

                                      (c)(4)  Administrative Services Agreement between the Registrant, on behalf of Global Discovery Fund, and Kemper Distributors, Inc., dated April
                                              16, 1998.
                                              Incorporated by reference to Exhibit No. 9(C)(4) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                                      (d)(1)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation
                                              dated March 14, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                                      (d)(2)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting
                                              Corporation dated August 3, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                              Registration Statement.)

                                      (d)(3)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting
                                              Corporation dated June 15, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                              Registration Statement.)

                                       9

                                      (d)(4)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global
                                              Income Fund)) and Scudder Fund Accounting Corporation dated November
                                              29, 1995.
                                              (Incorporated by reference to Exhibit 9(d)(4) to Post-Effective
                                              Amendment No. 26 to the Registration Statement.)

                                      (d)(5)  Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund Accounting
                                              Corporation dated February 1, 1996.
                                              (Incorporated by reference to Exhibit 9(d)(5) to Post-Effective
                                              Amendment No. 27 to the Registration Statement.)

                             10.              Inapplicable.

                             11.              Consents of Independent Accountants are filed herein.

                             12.              Inapplicable.

                             13.      (a)     Letter of Investment Intent (on behalf of Scudder Global Fund)
                                              (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment
                                              No. 2 to the Registration Statement.)

                                      (b)     Letter of Investment Intent (on behalf of Scudder International Bond
                                              Fund)
                                              (Incorporated by reference to Exhibit 13(b) to Post-Effective
                                              Amendment No. 4 to the Registration Statement.)

                                      (c)     Letter of Investment Intent (on behalf of Scudder Short Term Global
                                              Income Fund)
                                              (Incorporated by reference to Exhibit 13(c) to Post-Effective
                                              Amendment No. 9 to the Registration Statement.)

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by reference to Exhibit 14(a) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (d)     Scudder Employer-Select 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income
                                              Fund, Inc. Post-Effective Amendment No. 43 to its Registration
                                              Statement on Form N-1A [File Nos. 2-13627 and 811-42].)

                                       10

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by reference to Exhibit 14(f) to Scudder Income Fund,
                                              Inc. Post-Effective Amendment No. 43 to its Registration Statement
                                              on Form N-1A [File Nos. 2-13627 and 811-42].)

                                      (f)     Individual Retirement Account Custodian Disclosure Statement and
                                              Plan Agreement, dated January 30, 1998.
                                              (Incorporated by reference to Exhibit No. 14(f) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation.
                                              (Incorporated by reference to Exhibit 16 to Post-Effective Amendment
                                              No. 6 to the Registration Statement.)

                             17.              Article 6 Financial Data Schedules are filed herein.

                             18.              Mutual Funds Multi-Distribution System Plan pursuant to Rule
                                              18f-3.
                                              (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                              Registration Statement.)

Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of October 16, 1998).
--------          ---------------------------------------------------------

                                         (1)                                             (2)

                                   Title of Class                              Number of Shareholders
                                   --------------                              ----------------------

                   Shares of capital stock
                   ($.01 par value)
                     Scudder Global Fund                                               122,378
                     Scudder International Bond Fund                                    13,275
                     Scudder Global Bond Fund                                           7,348
                     Scudder Global Discovery Fund                                      28,328
                     Scudder Emerging Markets Income Fund                               16,425

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investemtns, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investemtns, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification
------            -----------------------------

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

                                       12

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of Americao
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

                                       14


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Treasurer
         Boston, MA 02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                Chairman of the Board,
         Two International Place           and Assistant Treasurer                 Director and Vice President
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Director, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                       15

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage              Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.




Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian (on behalf of Scudder Global Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's custodian (on behalf of Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income
                  Fund) are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  None.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of October, 1998.

                                     GLOBAL/INTERNATIONAL FUND, INC.

                                 By  /s/Thomas F. McDonough
                                     -------------------------------------------
                                     Thomas F. McDonough, Vice President and
                                     Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Chairman of the Board, Director and          October 21, 1998
                                            Vice President (Principal Executive
                                            Officer)


/s/Paul Bancroft III
--------------------------------------
Paul Bancroft III*                          Director                                     October 21, 1998


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Director                                     October 21, 1998


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Director                                     October 21, 1998


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Director                                     October 21, 1998

                                       1

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Director                                     October 21, 1998


/s/William H. Gleysteen, Jr.
--------------------------------------
William H. Gleysteen, Jr.*                  Director                                     October 21, 1998


/s/William H. Luers
--------------------------------------
William H. Luers*                           Director                                     October 21, 1998


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Director                                     October 21, 1998


/s/Joan E. Spero
--------------------------------------
Joan E. Spero*                              Director                                     October 21, 1998


/s/John R. Hebble
--------------------------------------
John R. Hebble*                             Treasurer                                    October 21, 1998




*By:     /s/Thomas F. McDonough
         --------------------------------------
         Thomas F. McDonough,
         Attorney-in-fact pursuant to powers of attorney included with the signature pages of Post-Effective Amendment No. 10 to the Registration Statement filed July 1, 1991, Post-Effective Amendment No. 18 to the Registration Statement filed September 2, 1993, Post-Effective Amendment No. 19 to the Registration Statement filed November 1, 1993, Post-Effective Amendment No. 26 to the Registration Statement filed February 28, 1996, Post-Effective Amendment No. 27 to the Registration Statement filed October 29, 1996, Post-Effective Amendment No. 29 to the Registration Statement filed August 26, 1997, Post-Effective Amendment No. 30 to the Registration Statement filed October 28, 1997 and Post-Effective Amendment No. 35 to the Registration Statement filed October 21, 1998.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of October, 1998.

                                   SIGNATURES
                                   ----------


                                   SCUDDER GLOBAL/INTERNATIONAL FUND, INC.


                                              By  /s/Thomas F. McDonough
                                                  -----------------------
                                                  Thomas F. McDonough, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline M. Pearson, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/John R. Hebble                           Treasurer                                    October 21, 1998.
--------------------------------------
John R. Hebble


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of October, 1998.


                                 GLOBAL/INTERNATIONAL FUND, INC.

                                 By /s/Thomas F. McDonough
                                    -------------------------------------------
                                         Thomas F. McDonough,
                                         Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a director or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel Pierce, Thomas F. McDonough and Kathryn L. Quirk and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE

/s/Joan E. Spero
--------------------------------------
Joan E. Spero                               Director                                     October 21, 1998

                                                             File No. 33-5724
                                                             File No. 811-4670


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 35
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 38
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                         GLOBAL/INTERNATIONAL FUND, INC.

                         GLOBAL/INTERNATIONAL FUND, INC.

                                  Exhibit Index


                                   Exhibit 11

                                   Exhibit 17